File Nos. 33-19787
                                                              33-7571
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 7
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      THE MUNICIPAL BOND TRUST, SERIES 214 AND THE MUNICIPAL BOND
      TRUST CALIFORNIA INSURED SERIES 6A
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 8, 1995) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      6,100 Units for the SERIES 214
      3,820 Units for the CALIFORNIA INSURED TRUST 6A
  F. Proposed maximum offering price to the public of the securities being registered:
      $5,006,453.00 for the SERIES 214*
      $3,402,244.80 for the CALIFORNIA INSURED TRUST 6A*
  * Estimated solely for the purpose of calculating the registration fee, at $820.73 per unit for the SERIES 214
      $890.64 per unit for the CALIFORNIA INSURED TRUST 6A.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $200.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 5,747 for the SERIES 214 and 3,495 for the CALIFORNIA INSURED TRUST 6A. There have been no previous filings of post-effective amendments during the current fiscal year 9,242 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

             THE MUNICIPAL BOND TRUST, SERIES 214 AND THE MUNICIPAL
                     BOND TRUST CALIFORNIA INSURED SERIES 6A
                              Cross Reference Sheet
                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933
                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus on Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
                  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  Nature of Trust
  6.    Execution and                   )  Nature of Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
     II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust Portfolio
        regarding
        Trust's Securities and          )  Rights of Certificate-
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  *   Not applicable, answer negative or not required.
  (c)   Rights of Holders as to         )  Rights of Certificate-
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption of Units by
                                        )  the Trustee
                                        )  The Municipal Bond Trust
                                        )  Reinvestment Program
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Certificate-
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Supervision of Trust
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the and
                                           Trustee
                                        )  Trust
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  (i)   Other provisions                )  The Trust-Part B
  11.   Type of Securities              )  Front Cover-The Trust-
        Comprising Units                   Portfolio
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering Price of
                                        )  Units; Expenses of the
                                        )  Trust
  *   Not applicable, answer negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
        payable by holders              )
        (e)Certain profits receivable   )  Public Offering Price of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  Nature of the Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  Acquisition of Securities
        disposition of
        underlying securities           )  for the Trust; Supervision
                                        )  of Trust Investments.
  17.   Withdrawal or                   )  Redemption of Units
        redemption
                                        )  by Trustee
  18.   (a)Receipt and disposition of   )  Distributions of Certifi-
           income                       )  cateholders
        (b)Reinvestment of distritions  )  *
        (c)Reserves or special fund     )  Distributions to Certifi-
                                        )  cateholders
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Statements to Certificate-
        report
                                        )  holders; Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Limitation of Liabilities
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *   Not applicable, answer negative or not required.
                     III.        Organization Personnel and
                            Affiliated Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering Price of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certian services            )
        rendered
        to Trust                        )
              IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )
  *   Not applicable, answer negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Redemption of Units by
                                        )  Trustee
        (b)Schedule as to redemption    )  *
           price                        )
            V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Secondary Market for Units
        in
        underlying securities           )  Redemption of Units by
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )  Administration of the Trust
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *   Not applicable, answer negative or not required.
      VI.        Information concerning Insurance of Holders of Securities
  51.   (a)Name and address of          )  *
        Insurance Company               )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
                         VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  Acquisition of Securities
           eliminating securities       )  for the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Supervision of Trust
           substitution and             )  Investments
           elimination of securities    )
        (d)Description of any funda-    )  Acquisition of Securities
           mental policy of the Trust   )  for the Trust
                                        )  Supervision of Trust
                                        )  Investments
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *   Not applicable, answer negative or not required.

                VIII.       Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *   Not applicable, answer negative or not required.

                      THE MUNICIPAL BOND TRUST, SERIES 214
                          CALIFORNIA INSURED, SERIES 6A
  This Prospectus consists of two parts. Part A contains Essential Information Regarding the Trusts including descriptive material relat-ing to the Trusts, Financial Statements of the Trusts, and a Sched-ule of Investments. Part B contains general information about the Trust. Part A may not be distributed unless accompanied by Part B.
  Interest income to the Trust and to Certificateholders is 13,299 excludable, in the opinion of counsel, from gross income UNITS
  for   Federal   income   tax  purposes  and  exempt  from  California
  income   taxes   for   resident   purchasers,   under  existing  law,
  but   may   be   subject   to   state  and  local  taxation.  Capital
  gains, if any, are subject to tax.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       THE OBJECTIVES OF THE MUNICIPAL BOND TRUST, SERIES 214 AND THE MUNICIPAL BOND TRUST, CALIFORNIA IN-SURED, SERIES 6A -The Municipal Bond Trust, Series 214
       ("Series 214") and The Municipal Bond Trust, California In-sured, Series 6A (the "California Insured Series 6A") are two separate unit investment trusts formed for the purpose of gaining Federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio of "investment grade" (as of the Date of Deposit) interest-bearing municipal bonds (the "Bonds"). The payment of interest and the preservation of capital is dependent upon the continuing ability of the respec-tive issuers of such Bonds to meet their obligations. Since PaineWebber Incorporated (the "Sponsor") and Investors Bank & Trust Company and The First National Bank of Chicago (the
       "Co-Trustees") do not have control over the source of pay-ment of the Bonds, they cannot guarantee that the objectives of the Trust will be achieved. Each Trust will be administered as a distinct entity with separate certificates, expenses, books and records.
       Each Unit of each Trust represents a fractional undivided interest in the principal amount of the underlying bonds and net income of such Trust in the ratio of 1 Unit for each $785.63 and $998.13 principal amount of underlying bonds deposited in Series 214 and California Insured Series 6A, respectively.
                                                          Principal Amount
                                          Number of Units     of Bonds
            Series 214                          9,031          $7,095,000
            California    Insured   Series      4,268          $4,260,000
            6A
       PUBLIC OFFERING PRICE-The Public Offering Price of Units is equal to the aggregate of the bid prices of the underlying
       Bonds divided by the number of Units outstanding plus a sales charge of up to 5.82% of the net amount invested (5.50% of the Public Offering Price). Units are offered at the Public Offering Price plus accrued interest. (See "Public Offering Price of Units" and "Secondary Market for Units" in Part B).
       MARKET FOR UNITS-Although under no obligation to do so, the Sponsor intends to maintain a market for Units at prices based  on  the  aggregate  bid  price  of  the  Bonds  in  the Trust. If such market is terminated, a Certificateholder may be able to dispose of his Units only through redemption. (See "Secondary Market for Units" in Part B).
       DISTRIBUTIONS-Distributions of interest received by the Trust, less expenses, will be made on a monthly basis. See "Distribu-tion to Certificateholders" in Part B for details of distributions. ESTIMATED CURRENT RETURN-The Estimated Current Return per Unit is determined by dividing the net annual interest income per Unit by the Public Offering Price per Unit. Any change in either amount will result in a change in Estimated Current Return. (See "Estimated Current Return per Unit" in Part B and "Essential Information" in Part A).
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMIS-SION OR ANY STATE SECURITIES COMMISSION PASSED UPON
  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
       SPONSOR:
       PaineWebber
              Incorporated
            Read and retain both parts of this prospectus for future reference.
            Prospectus Part A dated December 8, 1995
  ESSENTIAL INFORMATION REGARDING THE TRUSTS
  Securities in the Trust Portfolios
       Each   of   the  Trusts  consists  of  the  Securities  indicated  under
  "Schedule of Investments", all undistributed interest received or accrued on the Securities, and any undistributed cash realized from the sale, redemption or other disposition of the Securities. All of the Bonds in the Trusts were, as of the Date of Deposit, "investment grade" municipal bonds. Five issues of the Series 214 Trust were issued by issuers located in the state of Texas, in an approximate amount of 40% of the aggregate market value of the Trusts portfolio, tending to lessen the Trust's geographic diversification of risk.
       The   aggregate  market  values  of  the  Bonds  in  each  Trust  as  of
  August   31,   1995   based   on   the   bid  side  of  the  market  were  as
  follows:
                                                             California
                                                              Insured,
                                             Series 214      Series 6A
                 Aggregate Market Value    $7,410,637      $4,490,782
       Principal and interest on the Bonds are payable either from ad valorem taxes, from revenues to be derived by an issuer from a specific project or projects or from other revenues to be received by an issuer. Each Trust consists of the types of Bonds set forth below:
                                                             California
                                                              Insured,
                                             Series 214      Series 6A
                       Category              Number of       Number of
                                               Issues          Issues
                 Electric and Power             1               1
                 Health and Hospitals           1               -
                 Resource Recovery              1               -
                 Refunded                       8               4
                 Housing                        1               1
                 Escrowed to Maturity           -               1
       In addition, each Trust may be considered concentrated in the categories of bonds identified below:
                                                             California
                                                              Insured,
                                             Series 214      Series 6A
                                            Approximate     Approximate
                                           Percentage of   Percentage of
                                             Aggregate       Aggregate
                       Category             Market Value    Market Value
                 Refunded                      67%             47%
       A general obligation bond is a bond secured by the power of an issuer to levy ad valorem taxes. A discussion of the other types of Bonds is set forth under "Summary of Portfolio-Additional Con-siderations Regarding the Trusts" and "Tax Status of the Trusts" in part B.
  Insurance
       All of the Bonds in California Insured, Series 6A are insured as to scheduled payment of interest and principal. In the event the issuer of these bonds defaults, the insurance company insuring the bond would be required to pay to the Trustee any interest or principal payments due. The Bonds in the Trust are insured by the following insurers (see "Description of Insurance and Insurers" in Part B for a description of each of the Insurers):
                                           California
                                            Insured,
                                            Series 6A
                               Approximate
                               Percentage
                                   of
                         Lot    Aggregate
  Insurer               Nos.     Market
                                  Value
  Insurance to
  Maturity
     AMBAC                7        11%
     MBIA               1 & 6      30
     Financial          4 & 5      22
  Guaranty
     BIGI               2 & 3      37

  Ratings
       Each  of  the  Bonds  in  the  Trusts  was,  as  of the Date of Deposit,
  rated   "A"   or   higher   by   either  Standard  &  Poor's  Corporation  or
  Moody's   Investors   Service,   Inc.   (see   "Schedule   of  Investments").
  Ratings   indicated   on   the   Schedule   of  Investments  are  Standard  &
  Poor's  Corporation  ratings  unless  no  rating  was  given  to  a  Bond  by
  such   rating   service   or   the   rating   category  assigned  by  Moody's
  Investors   Service,   Inc.   was   higher,   in   which   case  the  Moody's
  Investors   Service,  Inc.  rating  was  indicated.  The  percentage  of  the aggregate market value of the Bonds in each Trust portfolio in each rating category as of August 31, 1995 is set forth below:
                     ApproximatApproximate
                     PercentagePercentage
                         of        of
                      Aggregate Aggregate
                       Market    Market
                        Value     Value
                      MunicipalCalifornia
                     Bond Trust,Insured,
                     Series 214 Series 6A
  AAA                    59%      100%
  AA                      7        ---
  Aaa (Moody's)           8        ---
  Aa (Moody's)           10        ---
  A (Moody's)            16        ---
       See   "Summary   of  Portfolio"  contained  in  Part  B  for  a  summary
  of   the  Investment  risks  associated  with  the  Securities  contained  in the Trust.

  SPECIAL CONSIDERATIONS
       The Bonds in Lot No.12 of Series 214 (approximately 11% of the aggregate market value of the Trust) are crossover refunding Bonds (the "Crossover Bonds"). Prior to July 1, 1995 (the "Cros-
  sover   Date"),   such   Bonds   will   be  payable  solely  from  an  escrow
  fund   invested   in   certain   United   States  government  securities,  or
  evidences thereof, and from certain other sources. On the Crossover Date, provided certain conditions are satisfied, each Crossover Bond will be exchangeable for a new bond bearing the same interest rate, having the same maturity date and subject to optional and man-
  datory   redemption   at   the  same  times,  in  the  same  amounts  and  at
  the same redemption price as such Crossover Bond and secured by power revenues. However, if the new bonds are not delivered on the Crossover Date, the Crossover Bonds will be redeemed on the Crossover Date at a redemption price equal to the principal amount of such Bond, plus accrued interest to the redemption date.

  SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA
  SECURITIES
       The financial condition of the State of California (the "State"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Portfolio, or result in the default of existing obligations, including obligations which may be held by the Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from the State, as publicly available on the date of this Prospectus. The information contained in such publicly available documents has not been in-
  dependently  verified.  It  should  be  noted  that  the  creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
       The  State  of  California  is  experiencing  significant financial dif-
  ficulties,   which   have   reduced  its  credit  standing.  The  ratings  of
  certain   related   debt  of  other  issuers  for  which  the  State  has  an
  outstanding lease purchase, guarantee or other contractual obliga-tion (such as for State-insured hospital bonds) are generally linked directly to the State's rating. Should the financial condition of the State deteriorate, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by the State, its public authorities or local governments could be adversely affected. As of June 22, 1994, the State Legislature had not adopted a budget for the 1994-95 Fiscal Year. If the budget is not passed by early July, the State may be required to issue registered warrants to pay State bills. See the discussion regarding the 1994-95 Fiscal Year budget below.
       Economic Factors. California's economy is the largest among the 50 states and one of the largest in the world. As of July 1, 1993, the State's population of almost 32 million represents over
  12%   of   the  total  United  States  population.  While  the  State's  sub-
  stantial   population   growth   during   the  1980s  stimulated  local  eco-
  nomic   growth   and   diversification,   it   also   increased   demands  on
  State   services.   Recently,   population  growth  has  slowed,  even  while
  substantial immigration has continued, due to a significant increase in outmigration by California residents. Generally, the household incomes of new residents have been substantially lower (and their education and welfare utilization higher) than those of departing households, which may have a major long-term socioeconomic and fiscal impact.
       Total employment is approximately 14 million, and in many respects mirrors the national distribution among industries. Aero-space manufacturing, high technology, foreign trade (especially with Pacific Rim nations), banking, agriculture, construction and tourism are especially important factors in California. The California econo-
  my   traditionally   benefitted   from  U.S.  Department  of  Defense  spend-
  ing on both contract awards (which have been of particular benefit to the State's aerospace and high technology industries) and base siting, and has been disproportionately affected by spending reduc-tions in recent years.
       Since   the   start   of  FY1990-91,  the  state  has  faced  the  worst
  economic, fiscal and budget conditions since the 1930s. The Cali-fornia economy is experiencing by far the longest and deepest downturn of the post World War II era, losing 850,000 payroll jobs in the State since May 1990. Major cuts in federal defense spend-
  ing are now recognized as the main source of the recession and the largest obstacle to recovery. The principal question in the California outlook for 1994 and the next several years is when and whether other elements in the State's economy can muster sufficient
  strength   to   overcome   the   continuing   drag   of   defense  cuts.  The
  1994-95   Governor's   budget,   released   January   7,  1994,  assumes  the
  State will remain in a recessionary state through 1994, with a modest upturn beginning in late 1994 or in 1995. The major elements of the forecast include (1) further declines in aerospace and electronics manufacturing, albeit at a reduced pace compared to 1993; (2) a modest pickup in homebuilding and a stabilization in nonresidential construction; (3) continuing restructuring in finance, the utilities and air transportation; and (4) slow gains in retail sales and wholesale and retail trade employment.
       Absent the Northridge eathquake, the States economy began showing the first signs of recovery in February, March and April of 1994; for example, the State's nonfarm employment rose in three consecutive months and the unemployment rate fell to 8.6 percent in March from the January high of 10.1 percent. Evidence points to reaching the bottom of the recession in 1994. Factors which may impede an economic recovery in California include: (i) continued cutbacks in defense spending, although the rate of decline is
  forecast   to   moderate   slowly  over  the  next  several  years,  and  the
  impact of previously announced base closings with the impact in 1995 estimated to be twice as large as that in 1994; (ii) corporate downsizing with a substantial portion expected to have run its course by 1995; (ii) huge oversupplies of commercial office, retail and hotel space and consequent constraints on real estate lenders;
  (iii) competition from lower cost areas for business investment, particularly by high technology manufacturers; (iv) the ability of foreign markets to absorb California exports, particularly since Cali-fornia has a disproportionate share of export oriented jobs in manufacturing and other industries; (v) continued cost containment efforts and "downsizing" by finance and service industries; and (vi) loss of market share in attracting tourists to California. Although the Northridge earthquake caused significant property damage to public and private facilities in a four-county area of southern California, including northern Los Angeles County, the vast majority of struc-tures in the affected area survived the earthquake with minimal or no damage. The federal government has undertaken to provide substantial earthquake assistance.
       State Debt. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the
  General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of the State increased from $9.4 billion at June 30, 1988 to $21.6 billion at June 30, 1993. State agencies and authorities had approximately $22.7 billion of revenue bonds and notes outstanding at June 30, 1993; the State has no liability with respect to such indebtedness.
       State Finances. Throughout the 1980's, State spending in-creased rapidly as the State population and economy also grew rapidly. In the early 1980s, the voter-initiated indexing of personal income tax rates (to adjust for inflation), the voter-initiated elimina-tion of certain inheritance and gift taxes, and the increase of exemption levels for certain other taxes had a moderating impact on growth in State revenues. In recent years, State spending, particu-larly for primary school education and public assistance programs (including Medi-Cal), has grown at a significantly higher rate than State revenues due to substantial enrollment and caseload increases arising from immigration and other demographic changes and the recession. The recession seriously affected State tax revenues, with revenues declining in FY1990-91 over FY1989-90 for the first time since the 1930s. As a result of such structural imbalance in the General Fund, the State entered a period of chronic budget imbal-ance, with expenditures exceeding revenues for four of the past five fiscal years, and had an accumulated General Fund deficit, on a budget basis, of approximately $2.8 billion at June 30, 1993.
       A further consequence of the large budget imbalances in FY1990-91 and FY1991-92 was that the State used up all of its available cash resources. In late June 1992, the State was required to issue $475 million of short-term revenue anticipation warrants to cover obligations coming due on June 30. With the failure of the
  Governor and Legislature to adopt a FY1992-93 budget on time, the State was not able to carry out its usual seasonal cash flow borrowing for the fiscal year. The resultant shortfall of cash forced the State Controller to issue approximately $3.8 billion of interest-bearing "registered warrants" in lieu of regular warrants redeemable for cash between July 1, 1992 and September 4, 1992 (following adoption of the FY1992-93 budget, which led to the subsequent redemption of such warrants using the proceeds of interim notes). Registered warrants had not been issued by the State since the 1930s, and were issued to State vendors, suppliers, and employees, and to local government agencies to pay prior year obligations and certain current year obligations pursuant to special appropriations and court orders. Many State vendors, however, remained unpaid during such period. To cover continuing cash flow needs, the State issued an additional $3.0 billion of revenue anticipation notes on
  April   26,   1993  that  were  redeemed  on  June  24,  1993.  On  June  23,
  1993,  the  State  issued  $2.0  billion  in  revenue  anticipation  warrants that matured on December 23, 1993. On July 28, 1993, the State issued $2.0 billion in revenue anticipation notes that will mature on July 28, 1994. Finally, on February 23, 1994, the State issued $1.2 billion of Revenue Anticipation Warrants Series A, maturing on
  December 21, 1994 and $2.0 billion 1994 Revenue Anticipation Warrants Series B, maturing July 26, 1994. The proceeds were needed to complete the Governor's deficit retirement plan and to fund additional cash flow shortfalls.
       To balance the budget in FY1993-94 in the face of declining revenues, the Governor proposed a series of revenue shifts from local government, reliance on increased federal aid and reductions in state spending. The Governor's FY 1993-94 Budget and May
  Revision did not calculate a "gap" to be closed, but rather set forth revenue and expenditure forecasts and proposals designed to pro-
  duce   a   balanced   budget.   Revenues  were  forecast  at  $40.6  billion,
  about $400 million below 1992-93, the second consecutive year of actual decline. Declining revenues were due to the continued weak economy, the expiration of a half cent temporary sales tax, a deferral of operating loss carry forwards and repeal by initiative of a sales tax on candy and snack foods. General Fund expenditures in the FY 1993-94 Budget Act were budgeted at $38.5 billion, a 6.3 percent reduction from projected 1992-93 expenditures. Other than a two-year suspension of the renters' tax credit, the 1993-94 Budget Act did not contain any General Fund tax/revenue. Midway
  through   FY   1993-94,   revenues   were  projected  to  be  $39.7  billion,
  about $900 million less than budget and expenditures were projec-ted to be $39.3 billion, about $800 million above budget. The principal reasons for these variances are increased health and welfare caseloads, lower local property taxes (which require State support for K-14 education to make up the shortfall), and lower than expected federal government payments for immigration*related costs. The Commission on State Finance issued a February update to its December 1993 report indicating that the combined 1994-94 and 1994-95 budget would be an estimated $4.5 billion out of balance by June 30, 1995.
       The 1994-95 Fiscal Year presents the fourth consecutive year the Governor and Legislature are faced with a very difficult budget environment to produce a balanced budget. Many program cuts and budgetary adjustments have already been made in the last three
  years.   The   FY   1994-95   Governor's   budget  predicts  that  population
  growth in the 1990s will keep upward pressure on major state programs, such as K-14 education, health, welfare and corrections outstripping projected revenue growth in an economy only very slowly emerging from a deep recession. The Governor's Budget
  projects   General   Fund   revenues   and   transfers   of   $41.3  billion,
  approximately $1.4 billion above 1993-94, and a 1.3 percent reduc-tion in expenditures to $38.8 billion. As proposed, the Governor's budget projects a General Fund balance of $260 million on June 30, 1995 which includes paying off the accumulated deficit. To achieve the balanced budget, the Governor's budget assumes increased federal funds for health and welfare costs, a State-local government realignment proposal which calls for transfer of 0.5 percent State sales tax to counties, transfer of significant health and welfare costs to counties, and increased State support for K-12 education due to a property tax shift from school districts to counties, and various miscellaneous cuts.
       On June 13, 1994, the Governor issued a revised budget for FY1994-95 that includes a two year plan to eliminate an estimated $4.0 billion deficit. The revised budget includes expenditure reduc-
  tions and other adjustments to reduce the deficit by $3.0 billion in FY1994-95. Under the plan, the remaining $1.0 billion deficit would be eliminated in FY1995-96. Additionally, the revised budget in-cludes a proposal to issue $5.0 billion of revenue anticipation warrants that would mature in April 1996 and $2.0 billion of revenue anticipation notes that would mature in June 1995. If the State does not adopt a budget for FY1994-95 in early July, it may be required to issue interest bearing registered warrants in lieu of regular warrants as it did in the summer of 1992.
       There can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax rev-enues projected from a lower revenue base and the spending required to maintain State programs at current levels. To achieve a balanced budget, the enactment of legislation will be required to enlarge the State's revenue base or to curtail current program expenditures. Certain major budgetary considerations affecting the State are outlined below.
       Revenue Base. The recession has seriously affected State tax revenue, which basically mirror general economic conditions. The principal sources of General Fund revenues are economically sen-sitive, and include the California personal income tax (44% of total FY1992-93 revenues), the sales tax (38%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). Personal income tax receipts are generated disproportionately by relatively few taxpayers (the top 4% of taxpayers paid 49% of the total tax in 1990), and capital gains are a significant component of such collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates, increased in 1991, are relatively high, and may impose political and economic constraints on the ability of the State to further increase its taxes. By statute, certain recent increases in the income taxe rates will expire, unless extended, by June 1995 reducing the State's tax base in future years. In November 1993, the voters approved a constitu-tional amendment to permanently extend 0.5 percent of the sales tax for local law enforcement and thus, it will not be available as General Fund revenues. The 1994-95 Governor's budget proposes that an additional 0.5 percent be transferred from the State to counties to assist counties in paying for their increased share of health and welfare programs.
       Budgetary Flexibility. Article XIIIB of the California Constitution, adopted by voter initiative, established an "Appropriations Limit" for the State; excess revenues are to be divided equally between transfers to K-14 districts and refunds to taxpayers. A taxpayer refund has not been required since FY1986-87.
       Proposition 98 established a minimum expenditure base for State aid to K-14 districts, currently requiring allocation of over 40% of General Fund revenues to such districts.
       For   several  years  the  State  has  maintained  a  Special  Fund  for
  Economic Uncertainties (SFEU) as a reserve fund which was de-pleted (and subsequently replenished) to finance the FY1989-90, FY1990-91, FY1991-92 and FY1992-93 operating deficits. In FY1994-95, the Governor's budget and the deficit retirement plan projects the June 30, 1995 ending balance of the SFEU to be about $260 million.
       Labor Costs. The State government workforce is mostly union-ized, subject to the law which authorizes collective bargaining and prohibits strikes and work slowdowns. Most of the State's collective bargaining agreements expire June 30, 1995, and funds were budgeted in FY1993-94 for a 5% wage increase effective January 1,
  1994. State employees are participating in or have participated in salary reduction programs and are paying a greater share of their health, dental and vision benefit premium costs will absorb in-
  creases in health benefit premiums. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund policies to reduce current contribution requirements. If the investment assumptions used in determining required State contributions are not sustained by actual results, additional State contributions would be required in future years.
       Public   Assistance.  California  has  the  largest  number  of  persons receiving public assistance (AFDC and General Relief) of any state. AFDC costs are shared among the federal government, the State and its counties by statutory formula. Caseloads tend to rise significantly during economic downturns, but are also significantly affected by changing demographic and social trends which may impede the reduction of caseloads during an economic recovery.
       Medi-Cal.   California   participates   in  the  federal  Medicaid  pro-
  gram under a state plan approved by the Health Care Financing Administration. The federal government provides certain of the eligible program costs, with the remainder shared by the State and its counties. Basic program eligibility and benefits are determined by federal guidelines, but the State currently provides a number of optional benefits and expanded eligibility. Program costs have in-creased substantially in recent years, and account for a large share of the State budget. Federal law requires the State adopt reimburse-ment rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care.
       Litigation. The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues.
       State Assistance to Localities. Property tax revenues received by local governments declined more than 50% following voter approval of Article XIIIA of the California Constitution (commonly known as "Proposition 13") in 1978. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of
  certain   State   revenues   to   local   agencies   and  the  assumption  of
  certain governmental functions by the State to assist municipal issuers to raise revenues. In response to the State's current fiscal difficulties, the State has reduced its financial assistance to counties and cities, and adopted measures to transfer certain governmental functions to its counties, accompanied by new funding sources. The Governor's FY1993-94 budget eliminated the remaining Proposition 13 assistance. Such actions could compound the serious fiscal constraints already experienced by many local governments, several of which have been compelled to seek special assistance from the State.
  Tax Status of the Trust - California
       In the opinion of Orrick, Herrington & Sutcliffe, Special Califor-nia council on California tax matters, under existing law applicable to individuals who are California residents:
       1. The California Trust is not an association taxable as a corporation. Under the income tax laws of California, income of the California Trust will be treated as income of Certificateholders.
       2. Interest on the underlying Securities that is exempt from California personal income tax and property tax when received by the California Trust will retain its status as exempt from such taxes when distributed to Certificateholders. However, interest on the underlying Securities attributed to a Certificateholder that is a corporation subject to the California franchise tax laws may be includable in its gross income for purposes of determining its California franchise tax.
       3. Under the income tax laws of California, each Certificatehol-der in the California Trust will have a taxable event when the
  California Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity), or when the Certificateholder redeems or sells Units. Because of the requirement that tax cost basis be reduced to reflect amortization of bond premium, under some circumstances a Certificateholder may realize taxable gain
  when   Units   are   sold  or  redeemed  for  an  amount  equal  to  or  less
  than their original cost. The total cost of each Unit to a Cer-tificateholder is allocated among each of the bond issues held in
  the   California   Trust,   in   accordance   with   the  proportion  of  the
  California  Trust  comprised  by  each  bond  issue,  to  determine  its  per
  Unit tax cost for each bond issue. The tax cost reduction require-ments relating to amortization of bond premium will apply sepa-
  rately   to  the  per  Unit  cost  of  each  bond  issue.  Certificateholders may be required to adjust the bases of their Units and the bases of their fractional interests in each California Trust asset to reflect their pro rata shares of accrued interest, if any, received on Securities delivered after the Certificateholders' respective settlement dates.
       4. Bonds, including Securities, or any interests therein, are exempt from California personal property tax.
       5. Any Proceeds representing maturing interest on defaulted obligations derived by Certificateholders from insurance policies will be exempt from California personal income tax and property tax if, and to the same extent as, such interest would have been so exempt if paid by the issuer of such defaulted obligations.
  Tax Status of the Trust
       The   following  discussion  applies  to  each  Trust  offered  by  this document.
       At the time of issuance of the Securities, opinions regarding the validity of such Securities and the exemption from federal income tax of interest on such Securities were rendered by bond counsel to the respective issuers. Except in certain instances in which Orrick,
  Herrington   &  Sutcliffe  acted  as  bond  counsel  to  issuers  of  Securi-
  ties,   neither   the  Sponsor,  the  Trustee,  nor  counsel  to  either  has made  any  review  of  the  proceedings  relating  to  the  issuance  of  the
  Securities   or  the  basis  for  such  opinions.  In  the  case  of  certain
  Securities in the Trust, the opinions of bond counsel indicate that interest on such obligations received by a "substantial user" of the facilities being financed with the proceeds of such obligations, or "related person," for periods such obligations are held by such
  "substantial user" or "related person," will not be exempt from federal income tax. Interest income attributable to such Securities received by a Unitholder who is a "substantial user" or "related person" may be taxable to such Unitholder.
       In the opinion of Orrick, Herrington & Sutcliffe, counsel to the Sponsor, under existing law:
       1.  The  Trust  is  not  an  association  taxable  as  a corporation for
  Federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the "Code"), each holder of a certificate of ownership (a "Certificateholder") will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Certificateholders. Interest on Securities in the
  Trust that is excludable from gross income for federal income tax purposes when received by the Trust will retain its status as excludable when distributed to Certificateholders, except that no opinion is expressed regarding the character of interest on any Security in the case of any Certificateholder who is a "related person" or a "substantial user", both as defined in Code Section 147(a).
       2. Each Certificateholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemp-
  tion,  or  payment  at  maturity),  or  when  the  Certificateholder  redeems or sells its Certificates. For purposes of determining gain or loss, the total tax cost of each Unit to a Certificateholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security, to determine the Cer-tificateholder's per Unit tax cost for each Security. Further, the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security.
       3.  The  Trust  is  not  an  association  taxable  as  a corporation for
  New   York   State   income   tax   purposes.   Under  New  York  State  law,
  each   Certificateholder  will  be  treated  as  the  owner  of  a  pro  rata portion of the Trust, and income of the Trust will be treated as income of the Certificateholders. Interest on Securities in the Trust that is exempt from personal income tax under New York State law when received by the Trust will retain its tax-exempt status when distributed to Certificateholders.
       4. Any proceeds representing maturing interest on defaulted obligations derived by Certificateholders from insurance policies will be excluded from gross income for federal income tax purposes if, and to the same extent as, such interest would have been so excluded if paid by the issuer of such defaulted obligations.
  Additional Tax Considerations
       Recognition of Gain. The Code, by virtue of the Tax Reform Act of 1986, effects a substantial reduction in the number of income tax brackets and rate levels for individuals and corporations and ad-versely modifies the preferential treatment accorded the net gain from the sale or exchange of capital assets. The maximum rate for net capital gain of individuals in 1987 is limited to 28%. Net capital gain recognized by corporations after 1986 and by individuals after
  1987   will   be   taxed  at  the  same  tax  rates  applicable  to  ordinary income.
       As a result of the tax cost reduction requirements of the Code relating to amortization of bond premium, under certain circum-stances Unitholders may realize a taxable gain upon disposition of
  Units even though such Units are sold or redeemed for an amount equal to or less than their original cost.
       Original Issue Discount and Market Discount. The portfolio may contain Securities originally issued at a discount ("original issued discount"). In general, original issue discount is defined as the difference between the price at which a bond is issued and its stated redemption price at maturity. With respect to tax-exempt obligations issued on or before September 3, 1982, original issue discount is deemed to accrue (be "earned") as tax-exempt interest ratably over the life of the obligations and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation is owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its maturity date. With respect to tax-exempt obligations issued after September 3, 1982, original issue discount is deemed earned in a geometric progression over the life of the obligations, taking into account the semi-annual compounding of accrued interest, resulting in an increasing amount of interest in each year.
       In general, if a Unitholder acquires a pro rata interest in a Security for a price that is less than its stated redemption price at maturity  (or  less  than  the  original  issue  price  plus accrued original
  issue   discount,   if   such   Security   was  issued  with  original  issue
  discount), such pro rata interest will be treated as having been purchased at a "market discount". If gain is realized upon the sale or other disposition of such pro rata interest, the market discount will constitute taxable gain. Such gain generally will be long-term capital gain to Unitholders, other than dealers in securities and certain financial institutions, if the Securities are held by the Trust for more than six months and such Unitholders have held their Units for more than one year.
       Interest on Borrowed Funds. Interest paid on funds borrowed to purchase or carry units of a unit investment trust that distributes tax-exempt interest income during a tax year is not deductible. Under rules of the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be consid-
  ered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.
       Social Security Benefits. Code Section 86 provides that a portion of social security benefits received after December 31, 1983, are includible in taxable income for taxpayers whose "modified adjusted gross income", combined with 50% of their social security benefits, exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return, and zero for married persons filing separate returns. Under Code Section
  86, interest on tax-exempt bonds is to be added to adjusted gross income for purposes of determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax. The amount of social security benefits that could be includible in taxable income would be the lesser of one-half of the benefits or one-half of the excess of the taxpayer's combined income (modified adjusted gross income plus one-half of benefits) over the base amount.
       Tax   Reform   Act   of   1986--Effects   on  Tax-Exempt  Interest.  The
  Tax Reform Act of 1986, among other items, provided for the following: (1) Effective for taxable years beginning after December 31,1986, the alternative minimum tax rate for individuals is in-creased to 21%, and the interest on certain Private Activity Bonds issued after August 7, 1986 is included in the calculation of the individual alternative minimum tax. Each Security in the Trust received or will receive an opinion of bond counsel to the effect that it is not a Private Activity Bond the interest on which is subject to the alternative minimum tax. (2) Effective for taxable years begin-ning after December 31, 1986, the alternative minimum tax rate for corporations is increased from 15% to 20%, and for purposes of this tax, interest on certain Private Activity Bonds issued after
  August 7, 1986, and 50% of the excess of a corporation's net book income (adjusted) over its alternative minimum taxable income
  (adjusted) are classified as tax preference items. Net book income includes interest on all tax-exempt bonds, such as the Securities. In taxable years beginning after 1989, the use of adjusted net book income in determining such alternative minimum tax is to be replaced by the use of adjusted current earnings, and 75% of the amount by which adjusted current earnings exceed alternative mini-mum taxable income, as modified for this calculation, will be included in alternative minimum taxable income. Interest on the
  Securities   is   includible   in  the  adjusted  net  book  income  and  ad-
  justed current earnings of a corporation for purposes of such alternative minimum tax. The Tax Reform Act of 1986 does not otherwise require corporations, and does not require taxpayers other than corporations, including individuals, to treat interest on the Securities as an item of tax preference in computing and alternative minimum tax. (3) Subject to certain exceptions, financial institutions may not deduct that portion of the institution's interest expense allocable to tax-exempt interest on tax-exempt bonds acquired after August 7, 1986. (4) The amount of the deduction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies, effective for taxable years beginning after Decem-ber 31, 1986. (5) All taxpayers are required to report for informa-tional purposes on their federal income tax returns the amount of tax-exempt interest they receive, effective for taxable years begin-
  ning   after   December   31,   1986.   (6)   An  issuer  must  meet  certain
  requirements   on   a   continuing   basis   in   order  for  interest  on  a
  tax-exempt   bond   to   be   tax  exempt;  failure  to  meet  such  require-
  ments results in loss of tax exemption. (7) For taxable years beginning after December 31, 1986, a branch profits tax is imposed on the U.S. branches of foreign corporations which, because of the manner in which the branch profits tax is calculated, may have the effect of subjecting the U.S. branch of a foreign corporation to federal income tax on the interest on bonds otherwise exempt from such tax.
       The Tax Reform Act of 1986 also significantly curtailed a taxpayer's ability to offset income with deductions and losses. In general, a lower overall rate of income taxation could make tax-exempt bonds less attractive to investors and could decrease the value of tax-exempt Securities held by the Trust, while the limita-
  tions on the ability to offset taxable income may have the opposite effect. In addition, certain "S Corporations" may have a tax im-posed on passive income including tax-exempt interest, such as interest on the Securities.
       Alternative  Minimum  Tax.  Interest  on  the  Securities  in  the Trust
  is  not  treated  as  a  preference  item  for  purposes  of  calculating the individual and corporate alternative minimum tax. However, the Code provides that for taxable years 1988 and 1989, 50% (75% for taxable years beginning after 1989) of the excess of a corporation's adjusted net book income over its adjusted alternative minimum taxable income will be treated as a preference item in the calcula-tion of alternative minimum taxable income. For taxable years beginning after 1989, the use of adjusted net book income will be replaced by the use of adjusted current earnings. The adjusted net book income and adjusted current earnings of a corporation include the amount of any income received that is otherwise exempt from tax, such as interest on the Securities.
       Superfund   Revenue   Act   of   1986.  The  Superfund  Revenue  Act  of
  1986   (the   "Superfund   Act")   imposed   a  deductible,  broad-based  tax
  on a corporation's alternative minimum taxable income (before net operating losses and any deduction for the tax) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax is imposed for tax years beginning after 1986 and beginning before 1992. The tax is imposed even if the corporation pays no alternative minimum tax. For purposes of the Superfund Act, alternative minimum taxable income includes interest on all tax-exempt bonds to the same extent and in the same manner as does the Tax Reform Act of 1986. The Superfund Act
  does   not   impose   an   alternative   minimum   tax   on  taxpayers  other
  than corporations.
       Branch   Profits   Tax.  The  Code  provides  that  interest  on  exempt
  obligations such as the Securities is included in effectively con-nected earnings and profits for purposes of computing the branch profits tax on certain foreign corporations doing business in the United States.
       Property and Casualty Companies. The Code contains provi-sions relating to property and casualty companies whereunder the
  amount   of   certain  loss  deductions  otherwise  allowed  is  reduced  (in certain  cases  below  zero)  by  a  specified  percentage  of,  among  other
  things,   interest   on  tax-exempt  obligations  acquired  after  August  7,
  1986.
       Financial Institutions. The Code provides that commercial banks, thrift institutions and other financial institutions may not deduct the portion of their interest expense allocable to tax-exempt obligations after August 7, 1986 (other than certain "qualified" obligations). The Securities are not qualified for this purpose.
       S   Corporations.   The  Code  imposes  a  tax  on  excess  net  passive
  income of certain S corporations that have subchapter C earnings and profits. Passive investment income includes interest on tax-exempt obligations.
       Information Reporting. All taxpayers are required to report for informational purposes on their federal income tax returns the amount of tax-exempt interest they receive.
       Future Legislation.Various proposals have been introduced be-fore Congress from time to time to restrict or eliminate the federal income tax exemption for interest on municipal securities such as those deposited in the Trust. Such proposals may be introduced in the future. The Sponsor cannot predict what additional legislation, if any, may be proposed with respect to the tax-exempt status of interest on municipal securities, nor can it predict whether any legislation, if enacted, would apply to Securities in the Trust.
       State   Tax.   The   exemption   from   gross   income  of  interest  on
  municipal   bonds   for   federal   income   tax   purposes   does  not  nec-
  essarily   result   in  an  exemption  under  the  income  tax  laws  of  any
  state or local government. The laws of the several states vary with respect to the taxation of municipal bonds, and Unitholders are advised to consult with their tax advisors regarding such taxation.

  Co-Trustees
       The   Co-Trustees   are   The   First   National   Bank  of  Chicago,  a
  national banking association with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Illinois 60670-0126 (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors
  of the Federal Reserve System) and Investors Bank & Trust Com-pany, a Massachusetts trust company with its office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, telephone no.
  1-800-356-2754 (which is subject to supervision by the Massachu-setts Commissioner of Banks, the Federal Deposit Insurance Cor-poration and the Federal Reserve System).

                                                            SERIES 214
   ESSENTIAL INFORMATION REGARDING THE TRUST
   AS OF AUGUST 31, 1995
   Date of Deposit and of Trust Indenture and
   Agreement
                  September 15, 1988
   Principal amount of Bonds in Trust
                  $7,095,000
   Number of Units Outstanding
                  9,031
   Minimum Purchase
                  1 Unit
   Fractional undivided interest in Trust represented by
   each Unit
                  1/9,031st
   Public Offering Price
       Aggregate Bid Price of Bonds in Trust  $7,410,643      *~
       Divided By 9,031 Units                 $820.58         *~
       Plus Sales Charge of
       3.68% of Public Offering Price         31.31
       Public Offering Price per Unit         $851.89         *~

   Redemption Value per Unit
                  $820.58*~
   Excess of Public Offering Price per Unit over
   Redemption Value Per Unit
                  $31.31
   Sponsor's Repurchase Price per Unit
                  $820.58*~
   Excess of Public Offering Price per Unit over
   Sponsor's Repurchase Price Per Unit
                  $31.31
   Minimum Principal Distribution
                  No distribution need be made from
                  Principal Account if balance in Account is less than $10,000.
   Evaluation Time
                  4 P.M. New York Time
   Mandatory Termination Date**
                  January 1, 2038
   Discretionary Termination
                  Indenture may be terminated if value of
                  Trust is less than $2,000,000.

                                        INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN
                                                                        Monthly
   Gross annual interest income per unit                                $59.62
   Less estimated annual fees and expenses per unit****                  1.81
   Less Sponsor's fee****                                                 .15
   Estimated net annual interest income per unit                        $57.66
   Estimated interest distribution per unit                              $4.80
   Daily  rate  at  which  estimated  net  interest accrues per         $.1600
   unit
   Estimated current return***                                           6.77%
   Record dates                                                         1st of
                                                                      each month
   Interest distribution dates                                          15th of
                                                                      each month
   Trustee's   annual   fee  per  $1,000  principal  amount  of          $1.09
   bonds****
   Evaluator's daily fee per bond****                                     .30
              * Plus accrued interest.
             ** The actual termination of the Trust may be considerably earlier (see "Termination of the Trust" in Part
                B).
            *** The estimated current return is increased for transactions entitled to a reduced sales charge (see "Public
                Offering Price of Units" in Part B).
           **** See "Expenses of the Trust" in Part B.
              ~ Includes undistributed principal funds.

                                                  CALIFORNIA INSURED, SERIES 6A
   ESSENTIAL INFORMATION REGARDING THE TRUST
   AS OF AUGUST 31, 1995
   Date of Deposit and of Trust Indenture and
   Agreement
                  September 15, 1988
   Principal amount of Bonds in Trust
                  $4,260,000
   Number of Units Outstanding
                  4,268
   Minimum Purchase
                  1 Unit
   Fractional undivided interest in Trust represented by
   each Unit
                  1/4,268th
   Public Offering Price
       Aggregate Bid Price of Bonds in Trust  $4,493,825      *~
       Divided By 4,268 Units                 $1,052.91       *~
       Plus Sales Charge of
       4.07% of Public Offering Price         44.69
       Public Offering Price per Unit         $1,097.60       *~

   Redemption Value per Unit
                  $1,052.91 *~
   Excess of Public Offering Price per Unit over
   Redemption Value Per Unit
                  $44.69
   Sponsor's Repurchase Price per Unit
                  $1,052.91 *~
   Excess of Public Offering Price per Unit over
   Sponsor's Repurchase Price Per Unit
                  $44.69
   Minimum Principal Distribution
                  No distribution need be made from
                  Principal Account if balance in Account is less than $5,000.
   Evaluation Time
                  4 P.M. New York Time
   Mandatory Termination Date**
                  January 1, 2038
   Discretionary Termination
                  Indenture may be terminated if value of
                  Trust is less than $1,000,000.

                                        INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN

                                                                        Monthly
   Gross annual interest income per unit                                $73.92
   Less estimated annual fees and expenses per unit****                   2.57
   Less Sponsor's fee****                                                 .19
   Estimated net annual interest income per unit                        $71.16
   Estimated interest distribution per unit                              $5.93
   Daily  rate  at  which  estimated  net  interest accrues per         $.1976
   unit
   Estimated current return***                                           6.48%
   Record dates                                                         1st of
                                                                      each month
   Interest distribution dates                                          15th of
                                                                      each month
   Trustee's   annual   fee  per  $1,000  principal  amount  of          $1.09
   bonds****
   Evaluator's daily fee per bond****                                     .30
              * Plus accrued interest.
             ** The actual termination of the Trust may be considerably earlier (see "Termination of the Trust" in Part
                B).

            *** The estimated current return is increased for transactions entitled to a reduced sales charge (see "Public
                Offering Price of Units" in Part B).
           **** See "Expenses of the Trust" in Part B.
              ~ Includes undistributed principal funds.

                                                        FINANCIAL SUMMARY
       The  following  sets  forth  a  summary  of  distributions  and  redemption  values  per  unit  for  The Municipal Bond
   Trust, Series 214.
                                                          DISTRIBUTIONS
                                     PERIOD ENDING          PER UNIT
   MONTHLY        August 31, 1993*                           $69.18
                  August 31, 1994                             63.44
                  August 31, 1995                             57.95
   PRINCIPAL      August 31, 1993*                             4.11
                  August 31, 1994                             94.67
                  August 31, 1995                             37.82
       As  of  December  31,  1993,  1994  and  August  31,  1995,  the  redemption  values  per  unit  were  $925.05, $806.13 and $820.58 plus accrued interest to the respective dates.
       *For the period from September 2, 1992 to August 31, 1993.
       The  following  sets  forth  a  summary  of  distributions  and  redemption  values  per  unit  for  The Municipal Bond
   Trust, California Insured, Series 6A.
                                                             INCOME
                                                          DISTRIBUTIONS
                                     PERIOD ENDING          PER UNIT
   MONTHLY        August 31, 1993*                           $71.74
                  August 31, 1994                             71.89
                  August 31, 1995                             71.55
       As   of   December   31,   1993,   1994   and  August  31,  1995,  the  redemption  values  per  unit  were  $1,105.04,
   $1,034.52 and $1,052.91 plus accrued interest to the respective dates.
       *For the period from September 2, 1992 to August 31, 1993.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE CERTIFICATEHOLDERS, SPONSOR AND TRUSTEES
   THE MUNICIPAL BOND TRUST, SERIES 214 AND
   THE MUNICIPAL BOND TRUST,
   CALIFORNIA INSURED, SERIES 6A
       We  have  audited  the  accompanying  statements  of  financial  condition,  including the schedules of investments, of
   The  Municipal  Bond  Trust,  Series  214  and  The  Municipal  Bond  Trust,  California Insured, Series 6A as of August 31,
   1995  and  the  related  statements  of  operations  and  changes  in  net  assets for each of the three years in the period then  ended.  These  financial  statements  are  the  responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.
       We  conducted  our  audits  in  accordance  with  generally  accepted  auditing standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and disclosures  in  the  financial  statements.  Our  procedures  included  confirmation  of  the securities owned as of August
   31,  1995,  as  shown  in  the  statement  of  financial  condition  and schedule of investments, by correspondence with the
   Co-Trustees.  An  audit  also  includes  assessing  the  accounting  principles  used  and significant estimates made by the
   Co-Trustees,  as  well  as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  Municipal  Bond  Trust,  Series  214  and  The  Municipal  Bond  Trust,  California Insured, Series 6A at
   August  31,  1995  and  the  results  of  their  operations  and  changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                                                        ERNST & YOUNG LLP
   New York, New York
   November 30, 1995

                                                     THE MUNICIPAL BOND TRUST
                                                            SERIES 214
                                                 STATEMENT OF FINANCIAL CONDITION
                                                         August 31, 1995
                                                              ASSETS
   Investment in municipal bonds - at market value (Cost $6,751,054)
      (note 4 to schedule of investments)                                                                        $7,410,637
   Accrued interest receivable                                                                                   116,188
   Cash                                                                                                          83,921
            Total Assets                                                                                         $7,610,746
                                                    LIABILITIES AND NET ASSETS
   Distribution payable (note E)                                                                                 $43,349
   Accrued expenses payable                                                                                      4,437
             Total Liabilities                                                                                   47,786
   Net assets (9,031 units of fractional undivided interest outstanding):
        Cost to Investors (note B)                                                        $7,087,727
        Less gross underwriting commissions (note C)                                      (336,673)
                                                                                          6,751,054
   Net unrealized market appreciation of investments (note D)                             659,583
        Net amount applicable to unitholders                                              $7,410,637
   Undistributed investment income-net                                                    152,317
   Undistributed proceeds from bonds sold or redeemed                                     6
   Net Assets                                                                                                    7,562,960
             Total Liabilities and Net Assets                                                                    $7,610,746
   Net Asset Value Per Unit                                                                                      $837.44
                                                     STATEMENT OF OPERATIONS
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Investment Income-Interest                                                    $554,252         $634,724          $688,986
   Less expenses:
   Trustee's fees and expenses                                                     20,151           17,026            18,402
             Total expenses                                                        20,151           17,026            18,402
   Investment income-net                                                          534,101          617,698           670,584
   Realized and unrealized gain (loss) on investments-net:
        Net realized gain (loss) on securities transactions                        18,683         (28,705)               ---
             Net change in unrealized market appreciation (depreci-             (100,468)        (390,463)           258,367
   ation)
        Net gain (loss) on investments                                           (81,785)        (419,168)           258,367
        Net increase in net assets resulting from operations                     $452,316         $198,530          $928,951
       *For the period from September 2, 1992 to August 31, 1993.

                                                     THE MUNICIPAL BOND TRUST
                                                            SERIES 214
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Operations:
     Investment income-net                                                       $534,101         $617,698          $670,584
     Net realized gain (loss) on securities transactions                           18,683         (28,705)               ---
       Net  change  in  unrealized  market  appreciation  (depreci-             (100,468)        (390,463)           258,367
   ation)
     Net increase in net assets resulting from operations                         452,316          198,530           928,951
   Less: Distributions to Unitholders
     Investment income                                                            533,461          610,812           671,876
     Principal                                                                    356,094          917,258            39,916
        Total Distributions                                                       889,555        1,528,070           711,792
   Less: Units Redeemed by Unitholders (Note F)
     Value of units at date of redemption                                         336,394          236,852               ---
     Accrued interest at date of redemption                                         8,593            4,787               ---
        Total Redemptions                                                         344,987          241,639               ---
     Increase (decrease) in net assets                                          (782,226)      (1,571,179)           217,159
   Net Assets:
     Beginning of period                                                        8,345,186        9,916,365         9,699,206
     End of period                                                             $7,562,960       $8,345,186        $9,916,365
       *For the period from September 2, 1992 to August 31, 1993.
                                         See accompanying notes to financial statements.
                                                  NOTES TO FINANCIAL STATEMENTS
                                                         August 31, 1995
     (A)  The  financial  statements  of  the  Trust  are  prepared  on  the accrual basis of accounting. Bond transactions are accounted for on the date the bonds are purchased or sold.
     (B)Cost  to  investors  represents  the  initial public offering price as of the date of deposit computed on the basis set forth  under  "Public  Offering  Price  of  Units"  included  in Part B, adjusted for bonds called or sold since the date of deposit.
     (C)The   aggregate   sales  charge  was  computed  on  the  basis  set  forth  under  "Public  Offering  Price  of  Units"
   included in Part B.
     (D)  At  August  31,  1995,  the  gross  unrealized  market  appreciation  was  $672,551  and  the gross unrealized market depreciation was $12,968. The net unrealized market appreciation was $659,583.
     (E)Distributions from net investment income to Unitholders are declared and paid monthly.
     (F)The following units were redeemed with proceeds of bonds sold as follows:
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Number of units redeemed                                                           413              268               ---
   Redemption amount                                                              344,987          241,639               ---
       *For the period from September 2, 1992 to August 31, 1993.

                                                     THE MUNICIPAL BOND TRUST
                                                  CALIFORNIA INSURED, SERIES 6A
                                                 STATEMENT OF FINANCIAL CONDITION
                                                         August 31, 1995
                                                              ASSETS
   Investment in municipal bonds - at market value (Cost $4,137,410)
      (note 3 to schedule of investments)                                                                        $4,490,782
   Accrued interest receivable                                                                                   76,543
   Cash                                                                                                          15,109
            Total Assets                                                                                         $4,582,434
                                                    LIABILITIES AND NET ASSETS
   Distribution payable (note E)                                                                                 $25,267
   Accrued expenses payable                                                                                      3,162
             Total Liabilities                                                                                   28,429
   Net assets (4,268 units of fractional undivided interest outstanding):
        Cost to Investors (note B)                                                        $4,343,751
        Less gross underwriting commissions (note C)                                      (206,341)
                                                                                          4,137,410
   Net unrealized market appreciation of investments (note D)                             353,372
        Net amount applicable to unitholders                                              4,490,782
   Undistributed investment income-net                                                    60,179
   Undistributed proceeds from bonds sold or redeemed                                     3,044
   Net Assets                                                                                                    4,554,005
             Total Liabilities and Net Assets                                                                    $4,582,434
   Net Asset Value Per Unit                                                                                      $1,067.01
                                                     STATEMENT OF OPERATIONS
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Investment Income-Interest                                                    $328,885         $353,707          $359,271
   Less expenses:
   Trustee's fees and expenses                                                     12,696           10,695            11,078
             Total expenses                                                        12,696           10,695            11,078
   Investment income-net                                                          316,189          343,012           348,193
   Realized and unrealized gain on investments-net:
        Net realized gain on securities transactions                               10,927           35,660               ---
             Net change in unrealized market appreciation (depreci-              (55,515)        (263,434)           164,293
   ation)
        Net gain (loss) on investments                                           (44,588)        (227,774)           164,293
        Net increase in net assets resulting from operations                     $271,601         $115,238          $512,486
       *For the period from September 2, 1992 to August 31, 1993.

                                                     THE MUNICIPAL BOND TRUST
                                                  CALIFORNIA INSURED, SERIES 6A
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Operations:
     Investment income-net                                                       $316,189         $343,012          $348,193
     Net realized gain on securities transactions                                  10,927           35,660               ---
       Net  change  in  unrealized  market  appreciation  (depreci-              (55,515)        (263,434)           164,293
   ation)
     Net increase in net assets resulting from operations                         271,601          115,238           512,486
   Less: Distributions to Unitholders
     Investment income                                                            315,588          341,582           348,943
        Total Distributions                                                       315,588          341,582           348,943
   Less: Units Redeemed by Unitholders (Note F)
     Value of units at date of redemption                                         429,402          201,089               ---
     Accrued interest at date of redemption                                         7,702            3,557               ---
        Total Redemptions                                                         437,104          204,646               ---
     Increase (decrease) in net assets                                          (481,091)        (430,990)           163,543
   Net Assets:
     Beginning of period                                                        5,035,096        5,466,086         5,302,543
     End of period                                                             $4,554,005       $5,035,096        $5,466,086
       *For the period from September 2, 1992 to August 31, 1993.
                                         See accompanying notes to financial statements.
                                                  NOTES TO FINANCIAL STATEMENTS
                                                         August 31, 1995
     (A)  The  financial  statements  of  the  Trust  are  prepared  on  the accrual basis of accounting. Bond transactions are accounted for on the date the bonds are purchased or sold.
     (B)  Cost  to  investors  represents  the  initial  public  offering price as of the date of deposit computed on the basis set  forth  under  "Public  Offering  Price  of  Units" included in Part B, adjusted for bonds called or sold since the date of deposit.
     (C)  The  aggregate  sales  charge  was  computed  on  the  basis  set  forth  under  "Public  Offering  Price  of  Units"
   included in Part B.
     (D)  At  August  31,  1995,  the  gross  unrealized  market  appreciation  was  $367,989  and  the gross unrealized market depreciation was $14,617. The net unrealized market appreciation was $353,372.
     (E) Distributions from net investment income to Unitholders are declared and paid monthly.
     (F) The following units were redeemed with proceeds of bonds sold as follows:
                                                                                 Year Ended August 31,
                                                                                 1995             1994             1993*
   Number of units redeemed                                                           413              183               ---
   Redemption amount                                                              437,104          204,646               ---
       *For the period from September 2, 1992 to August 31, 1993.

                                               THE MUNICIPAL BOND TRUST, SERIES 214
                                          Schedule of Investments as of August 31, 1995
                                                                                Coupon       Redemption
           Aggregate                                                             Rate/       Features(3)
   Lot     Principal                                                           Maturity     C.--Callable           Market
   No.      Amount             Description of Bonds               Rating(1)    Date (5)     S.F.--Sinking         Value(4)
                                                                                                Fund
     1. $460,000     MAINE STATE HOUSING AUTHORITY
                     MORTGAGE PURCHASE BONDS SERIES 1988 B       AA-         8.00%       C.11/15/98@102             $496,386
                                                                             11/15/2015  S.F. 11/15/2007
     2. 585,000      HEALTH AND EDUCATIONAL FACILITIES OF THE
                     STATE OF MISSOURI HEALTH FACILITY
                     REVENUE REFUNDING BONDS (FREEMAN
                     HOSPITAL PROJECT) SERIES 1986 (REFUNDED)
                                                                 AAA         7.40%       C.09/01/96@102              616,859
                                                                             09/01/1996  S.F. NONE
     3. 750,000      THE GLOUCESTER COUNTY IMPROVEMENT
                     AUTHORITY COUNTY OF GLOUCESTER, NEW
                     JERSEY SOLID WASTE RESOURCE RECOVERY
                     REVENUE BONDS (GLOUCESTER COMPANY,          A1(2)       8 1/8%      C.01/01/98@100              807,352
                     L.P. PROJECT) 1988 SERIES A
                                                                             07/01/2010  S.F. 07/01/2004
     4. 750,000      NORTH CAROLINA EASTERN MUNICIPAL
                     POWER AGENCY POWER SYSTEM REVENUE
                     BONDS, REFUNDING SERIES 1987 A              Aaa(2)      4 1/2%      C.01/01/22@100              592,822
                     (REFUNDED)
                                                                             01/01/2022  S.F. 01/01/2021
     5. 750,000      NORTH CAROLINA MUNICIPAL POWER AGENCY
                     NUMBER 1 CATAWBA ELECTRIC REVENUE
                     BONDS, SERIES 1985 B (REFUNDED)             AAA         8 1/2%      C.01/01/96@102              776,872
                                                                             01/01/1996  S.F. NONE
     6. 335,000      COUNTY OF CUYAHOGA, OHIO HOSPITAL
                     REFUNDING REVENUE BONDS, SERIES 1987 A
                     (THE MT. SINAI MEDICAL CENTER)              A(2)        8 1/8%      C.11/15/97@102              360,306
                                                                             11/15/2014  S.F. 11/15/2007
     7. 500,000      CITY OF AUSTIN, TEXAS UTILITY SYSTEM
                     REVENUE BONDS, SERIES 1986 C (REFUNDED)
                                                                 AAA         7.30%       C.11/15/01@100              572,690
                                                                             11/15/2001  S.F. NONE
     8. 70,000       CITY OF AUSTIN, TEXAS COMBINED UTILITY
                     SYSTEM REVENUE BONDS, SERIES 1986 C
                     (REFUNDED)                                  AAA         7.30%       C.11/15/01@100               80,177
                                                                             11/15/2001  S.F. NONE
     9. 645,000      HARRIS COUNTY, TEXAS TOLL ROAD MULTIPLE
                     MODE SENIOR LIEN REVENUE BONDS, SERIES
                     1985 D (REFUNDED)                           AAA         8.30%       C.08/15/98@103              736,242
                                                                             08/15/1998  S.F. NONE
                                                                                                                 (Continued)

                                               THE MUNICIPAL BOND TRUST, SERIES 214
                                          Schedule of Investments as of August 31, 1995
                                                                                Coupon       Redemption
           Aggregate                                                             Rate/       Features(3)
   Lot     Principal                                                           Maturity     C.--Callable           Market
   No.      Amount             Description of Bonds               Rating(1)    Date (5)     S.F.--Sinking         Value(4)
                                                                                                Fund
    10. $750,000     CITY OF HOUSTON, TEXAS WATER SYSTEM
                     PRIOR LIEN REVENUE BONDS, SERIES 1986
                     (REFUNDED)                                  AAA         8.10%       C.12/01/96@102             $803,438
                                                                             12/01/1996  S.F. NONE
    11. 750,000      LOWER COLORADO RIVER AUTHORITY
                     PRIORITY REVENUE BONDS, SERIES 1986
                     (TEXAS) (REFUNDED)                          AAA         8 3/8%      C.01/01/96@102              776,385
                                                                             01/01/1996  S.F. NONE
    12. 750,000      INTERMOUNTAIN POWER AGENCY (A POLITICAL
                     SUBDIVISION OF THE STATE OF UTAH) SPECIAL
                     OBLIGATION REFUNDING BONDS, FIFTH
                     CROSSOVER SERIES (6)                        Aa(2)       7.20%       C.07/01/97@102              791,108
                                                                             07/01/2019  S.F. 07/01/2016
        $7,095,000                                                                                                $7,410,637
       (1)  All  ratings  are  by  Standard & Poor's Corporation unless otherwise indicated. A brief description of applicable rating  symbols  is  given  under  "Bond  Ratings"  included in Part B. For concentration of credit risk, see "Securities in the Trust Portfolios" in Part A.
       (2)  Moody's  Investors  Service,  Inc.'s  rating.  A  brief  description  of  applicable rating symbols is given under
   "Bond Ratings" included in Part B.
       (3)  C.--Indicates  the  first  year in which an issue of bonds is redeemable in whole, or in part, by the operation of the  optional  call  provisions,  and  the  redemption price for that year; unless otherwise indicated, each issue continues to  be  redeemable  at  declining  prices  thereafter but not below par. S.F.--Indicates the first year in which an issue of bonds  is  subject  to  scheduled  sinking  fund  redemption  and  the  redemption  price  for  that  year; unless otherwise indicated, such issue of bonds is subject to scheduled sinking fund redemption at par.
       (4)  The  Market  Value  is  determined  by  the  Evaluator on the bid side of the market, on a basis identical to that set forth under "Public Offering Price of Units" included in Part B.
       (5)  The  Maturity  Date  noted  for  all  Refunded  Bonds  is  the  date  on  which  such  Bonds have been irrevocably called for redemption by the issuers thereof.
       (6)  See  Essential  Information  Regarding  the  Trust  -  Special  Considerations in Part A for a discussion of these bonds.

                                                    THE MUNICIPAL BOND TRUST,
                                                  CALIFORNIA INSURED, SERIES 6A
                                          Schedule of Investments as of August 31, 1995
                                                                                Coupon       Redemption
           Aggregate                                                             Rate/       Features(2)
   Lot     Principal                                                           Maturity     C.--Callable           Market
   No.      Amount             Description of Bonds               Rating(1)     Date(4)     S.F.--Sinking         Value(3)
                                                                                                Fund
     1. $640,000     BREA REDEVELOPMENT AGENCY, CITY OF
                     BREA, CALIFORNIA (ORANGE COUNTY)
                     REDEVELOPMENT PROJECT "AB" 1985 TAX
                     ALLOCATION REFUNDING BONDS (MBIA INS.)
                     (REFUNDED)                                  AAA         8.30%       C.11/01/95@102 1/2         $660,813
                                                                             11/01/1995  S.F. NONE
     2. 915,000      CALIFORNIA HOUSING FINANCE AGENCY HOME
                     MORTGAGE REVENUE BONDS 1986 SERIES B
                     (BIGI INS.)                                 AAA         6.90%       C.08/01/96@102              936,420
                                                                             08/01/2016  S.F. 02/01/2003
     3. 690,000      MSR PUBLIC POWER AGENCY (CALIFORNIA)
                     SAN JUAN PROJECT REVENUE BONDS, SERIES
                     C (BIGI INS.)                               AAA         6 5/8%      C.01/01/97@102              716,772
                                                                             07/01/2013  S.F. 07/01/2006
     4. 600,000      RANCHO CUCAMONGA REDEVELOPMENT
                     AGENCY (COUNTY OF SAN BERNARDINO,
                     CALIFORNIA) RANCHO REDEVELOPMENT
                     PROJECT TAX ALLOCATION BONDS, 1986
                     SERIES A (FINANCIAL GUARANTY INS.)
                     (REFUNDED)                                  AAA         7.70%       C.05/01/98@100              654,936
                                                                             05/01/1998  S.F. NONE
     5. 315,000      SACRAMENTO MUNICIPAL UTILITY DISTRICT
                     ELECTRIC REVENUE BONDS, SERIES S
                     (FINANCIAL GUARANTY INS.) (REFUNDED)        AAA         6 5/8%      C.02/01/97@102              332,848
                                                                             02/01/1997  S.F. NONE
     6. 650,000      SANTEE REDEVELOPMENT AGENCY CALIFORNIA
                     SANTEE COMMUNITY REDEVELOPMENT
                     PROJECT TAX ALLOCATION REFUNDING BONDS,
                     SERIES 1988 (MBIA INS.)                     AAA         7.90%       (5)                         709,527
                                                                             11/01/2013  S.F. 11/01/2009
     7. 450,000      THE REGENTS OF THE UNIVERSITY OF
                     CALIFORNIA GROUP A HOUSING SYSTEM
                     REVENUE BONDS, SERIES W (AMBAC INS.)
                     (REFUNDED)                                  AAA         7.80%       C.11/01/96@102              479,466
                                                                             11/01/1996  S.F. NONE
        $4,260,000                                                                                                $4,490,782
       (1)  All  ratings  are  by  Standard & Poor's Corporation unless otherwise indicated. A brief description of applicable rating  symbols  is  given  under  "Bond  Ratings"  included in Part B. For concentration of credit risk, see "Securities in the Trust Portfolios" in Part A.
       (2)  C.--Indicates  the  first  year in which an issue of bonds is redeemable in whole, or in part, by the operation of the  optional  call  provisions,  and  the  redemption price for that year; unless otherwise indicated, each issue continues to  be  redeemable  at  declining  prices  thereafter but not below par. S.F.--Indicates the first year in which an issue of bonds  is  subject  to  scheduled  sinking  fund  redemption  and  the  redemption  price  for  that  year; unless otherwise indicated, such issue of bonds is subject to scheduled sinking fund redemption at par.

       (3)  The  Market  Value  is  determined  by  the  Evaluator on the bid side of the market, on a basis identical to that set forth under "Public Offering Price of Units" included in Part B.
       (4)  The  Maturity  Date  noted  for  all  Refunded  Bonds  is  the  date  on  which  such  Bonds have been irrevocably called for redemption by the issuers thereof.
       (5) Escrowed to Maturity.

                              MUNICIPAL BOND TRUST
                        INSURED SERIES PROSPECTUS PART B
                PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
                          UNLESS ACCOMPANIED BY PART A.
                               NATURE OF THE TRUST
       Each   series  of  The  Municipal  Bond  Trust,  Insured  Series,  is  a
  unit   investment  trust  formed  for  the  purpose  of  obtaining  federally
  tax-exempt   interest   consistent  with  the  preservation  of  capital  and
  diversification  of  risk  through  investment  in  a  fixed  portfolio  com-
  prised   of   "investment   grade"  (as  of  the  Date  of  Deposit)  insured
  interest-bearing   Bonds.   State  Trusts  were  formed  for  the  additional
  purpose   of   obtaining   interest   income   exempt   from   state   income
  taxes  for  purchasers  who  qualify  as  residents  of  the  state for which
  each   such   Trust   is   named.   The   Sponsor  and  the  Trustee  do  not
  have   control   over   the  course  of  payment  of  the  principal  of  and
  interest   on   the  Securities,  or  any  insurance  proceeds  due  thereon;
  therefore, they cannot guarantee that the objectives of the Trust will be achieved. The interest on the Bonds, in the opinion of counsel to the issuers of such Bonds, is, or upon their issuance and delivery will be, exempt from present Federal income taxes. Capital gains, if any, will be subject to taxation.
       The portfolio of the Trust consists of interest-bearing Securities, issued by or on behalf of states, counties and municipalities within
  the   United   States,   and  their  authorities,  agencies  and  other  such
  political subdivisions.
                              CREATION OF THE TRUST
       The  Trust  was  created  under  the  laws  of  the  State  of  New York
  pursuant   to   a   Trust   Indenture   and   Agreement*  (the  "Indenture"),
  dated   as   of   the   Date  of  Deposit,  among  PaineWebber  Incorporated,
  as Sponsor, the Trustee identified in Part A of this prospectus and Kenny Information Systems, a Division of J.J. Kenny Co., Inc. as Evaluator.
       On the Date of Deposit, the Sponsor deposited with the Trustee the Securities or confirmations of contracts for the purchase of the
  Bonds  at  prices  determined  by  the  Evaluator  on  the  basis  of current offering  prices  of  the  Securities.  Confirmations  of  contracts  for the
  purchase   of   the  Bonds  were  delivered  to  the  Trustee  together  with
  an   irrevocable   letter  of  credit  drawn  on  a  commercial  bank  in  an
  amount   sufficient   for   their   purchase.   Following  the  deposit,  the
  Trustee   delivered   to   the  Sponsor  registered  Certificates  for  Units
  evidencing   entire   ownership   of  the  Trust.  On  the  date  of  Deposit
  each  Unit  represented  a  fractional  undivided  interest  in  the Trust in
  an   amount   equal   to   one   divided   by   the  total  number  of  Units
  outstanding.   On   the   Date  of  Deposit  there  was  one  Unit  for  each
  $1,000 face amount of Securities deposited in the appropriate Trust.
                              SUMMARY OF PORTFOLIO
       An   investment   in   Units  of  the  Trust  should  be  made  with  an
  understanding   of  the  risks  which  an  investment  in  fixed  rate  long-
  term  debt  obligations  may  entail,  including  the  risk that the value of the Trust portfolio and hence of the Units will decline with increases in interest rates. The recent period of high inflation, together with
  the   fiscal   measures  adopted  to  attempt  to  deal  with  it,  has  seen wide  fluctuations  in  interest  rates  and  thus in the value of fixed rate
  long-term   debt   obligations   generally.   The   Sponsor   cannot  predict
  whether such fluctuations will continue in the future.
       As   set   forth   under   "Essential   Information"  and  "Schedule  of
  Investments"  in  Part  A,  the  Trust  may  contain  or  be  concentrated in one  or  more  of  the  categories  of  Securities  referred  to  below.  The
  types   of   issuers   and   percentages   of  any  concentrations  for  this
  Trust  are  set  forth  in  Part  A.  These  categories are described in Part
  B  because  an  investment  in  Units  of  the  Trust  should  be  made  with
  an   understanding   of   the  risks  which  these  investments  may  entail.
  Part B also contains a description of the features of this Trust.
  The Portfolio
       Insurance   guaranteeing   the   payment   of  principal  and  interest,
  on   their   stated   payment  dates,  in  respect  of  the  Bonds  has  been
  obtained  either  by  the  issuer  at  the  time  of  issuance  of  the Bonds
  from   one   of   the   independent  insurance  companies  described  herein,
  by third-party purchasers of the Securities or by the Sponsor on the Date of Deposit from the insurers identified in Part A in an effort to
  protect   Unitholders   against   loss   of   principal   and   against  non-
  payment   of   interest.  The  insurance  policies  are  non-cancellable  and
  certain   policies   (as  more  fully  disclosed  under  "Essential  Informa-
  tion"   in  Part  A)  will  continue  in  force  so  long  as  the  Bonds  so
  insured   are   outstanding  (regardless  of  whether  the  Bonds  remain  in
  the   Trust)   (hereinafter   "Insurance  to  Maturity").  The  remainder  of
  the   insurance  policies  will  continue  in  force  only  so  long  as  the
  Bonds   so   insured   are   held   in   the  Trust  (hereinafter  "Portfolio
  Insurance").   The   premium   for   the   Insurance  to  Maturity  has  been
  paid   either  by  the  issuer  at  the  time  of  issuance,  by  third-party purchasers  of  the  Securities  or  by  the  Sponsor  and  therefore  is not
  an   expense   of   the   Trust.   Portfolio   Insurance   premiums   are  an
  expense of the Trust.
       *References    are   hereby   made   to   said   Trust   Indenture   and
  Agreement   and   any   statements   contained   herein   are   qualified  in
  their entirety by provisions of said Trust Indenture and Agreement.
       There is no assurance that the objectives of the Trust will be met because they are subject to the continuing ability of the issuers of the Securities held in the Trust (the "Issuers" or the "Issuer") to
  meet   their   principal  and  interest  payments  and  of  the  insurers  to
  meet   their  obligations  under  the  insurance  policies.  (See  "Essential
  Information   Regarding   the   Trust-Insurance".)   On   the   Date  of  De-
  posit, an insurance policy or policies were obtained by the Sponsor in respect of certain of the Securities listed in the "Schedule of
  Investments"   herein.   That   policy   takes   effect   for  each  Security
  which   it   covers   as  and  when  it  is  delivered  to  the  Trustee  for
  deposit in the Trust.
  General Obligation Bonds
       General obligation debt of an issuer that is a political subdivi-sion or instrumentality of a state is typically secured by the full faith
  and   credit   of   the   issuer,   encompassing   its  ability  to  levy  an
  unlimited  ad  valorem  tax  on  real  property  or  other  revenue  streams,
  such   as   sales  or  income  taxes.  The  fiscal  condition  of  an  Issuer
  may    be   affected   by   socioeconomic   factors   beyond   the   Issuer's
  control   (such   as   relocation   by  a  major  employer)  or  other  unan-
  ticipated   events,   including:   imposition   of   tax  rate  decreases  or
  appropriations  limitations  by  legislation  or  initiative;  increased  ex-
  penditures   mandated  by  federal  or  state  law  or  by  judicial  decree;
  reduction  of  unrestricted  federal  or  state  aid  and  of revenue-sharing
  programs   due   to   subsequent   legislative   changes   in  appropriations
  or   aid   formulas;  or  disallowances  by  the  federal  or  state  govern-
  ments  for  categorical  grants.  The  fiscal  condition  of  an  Issuer that is a political subdivision or instrumentality of a state (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general
  operating   budget   and  of  other  costs,  including  salaries  and  fringe
  benefits,  energy  and  solid  waste  disposal;  changes  in  state  law  and
  statutory    interpretations   affecting   traditional   home   rule   powers
  (which  vary  from  state  to  state);  levels  of  unrestricted state aid or
  revenue-sharing   programs   and   state   categorical   grants   subject  to
  annual   appropriation   by   a  state  legislature;  increased  expenditures
  mandated   by   state   law   or   judicial  decree;  and  disallowances  for
  expenses   incurred   under   Federal   or   state   categorical  grant  pro-
  grams.   The   local   economy  may  be  or  become  concentrated  (i)  in  a
  single  industry,  which  may  be  affected  by  natural  or  other disasters
  or   by   fluctuations   in   commodity  prices,  or  (ii)  in  a  particular
  company,   the   operations   of   which   may   be  impaired  due  to  labor
  disputes,   relocation,   bankruptcy   or   corporate  take-over.  Such  eco-
  nomic  factors  may,  in  turn,  affect  local  tax  collections  and service
  demands.   The  ability  of  an  Issuer  to  levy  additional  taxes  may  be subject  to  state  constitutional  provisions,  assent of the state legisla-
  ture   or   voter   approval   in  a  local  referendum,  or  constrained  by
  economic or political considerations.
  Housing Facility Securities
       These   Securities   are   typically   secured   by   mortgage  revenues
  derived    by    state    housing   finance   agencies,   municipal   housing
  authorities   or   certain   non-profit   organizations  from  repayments  on
  mortgage    and    home    improvement   loans   made   by   such   entities.
  Special   considerations  affecting  housing  securities  include:  the  con-
  dition   of   the   local   housing  market,  competition  from  conventional
  mortgage  lenders,  fluctuations  in  interest  rates,  increasing  construc-
  tion   costs   and  the  ability  of  the  Issuers,  lenders,  servicers  and
  borrowers   to   maintain   program   compliance   under   applicable  statu-
  tory   provisions.  Securities  issued  on  or  before  April  24,  1979  are
  subject   to   few   restrictions   on  the  use  of  proceeds.  Federal  tax
  legislation   adopted   during   the   1980s   imposed   progressively   more
  restrictive   requirements   for   post-issuance   compliance   necessary  to
  maintain   the   tax   exemption  on  both  single  family  and  multi-family
  housing  securities.  IRS  regulations  provide,  however,  that  retroactive
  taxation   will   not   occur   if  the  issuer  corrects  any  noncompliance
  occurring  after  the  issuance  of  a  security  within  a reasonable period
  after   such   noncompliance   is   first  discovered  or  should  have  been
  discovered   by  the  Issuer.  To  maintain  the  security's  tax  exemption,
  the    Issuer   may   be   required   pursuant   to   the   legal   documents
  governing   the   Security   to   redeem   all  or  a  portion  of  such  ob-
  ligations  at  par  from  (i)  unexpended  proceeds  of  the  issue  within a
  stated   period   that  typically  does  not  exceed  three  years  from  the
  date   of   issuance  of  such  security  or  (ii)  optional  prepayments  by
  mortgagors.   If   the   Issuers   of   such  securities  are  unable  to  or
  choose   not  to  reloan  these  monies,  they  will  generally  redeem  such
  securities   at   par   in  an  amount  approximately  equal  to  such  unex-
  pended   proceeds   or   prepayments.   The  Sponsor  is  unable  to  predict
  whether   such   redemptions  will  occur,  or  what  effect,  if  any,  such redemptions would have on any such Securities in the Trust.
  Single Family Housing Securities
       Securites   issued  after  April  24,  1979  and  prior  to  August  15,
  1986  are  subject  to  the  requirements  of  Section  103A  of the Internal
  Revenue   Code   of   1954,   as   amended  (the  "1954  Code").  Enacted  in
  1980    and   subsequently   amended,   Section   103A   established   strin-
  gent   criteria   for   the  origination  or  assumption  of  mortgage  loans
  and   subjected   Issuers   to   annual   IRS   reporting  requirements.  The
  Techenical   and   Miscellaneous   Revenue   Act  of  1988  may  inhibit  the
  ability   of   Issuers  to  make  home  mortgage  loans  after  December  31,
  1990   (and   thereby   increase   the   likelihood   of   redemptions   from
  unexpended   proceeds).   Additional   considerations   include:  the  under-
  writing  and  management  ability  of  the  Issuers,  lenders  and  servicers
  (i.e.,   the  initial  soundness  of  the  loan  and  the  effective  use  of available  remedies  should  there  be  a  default  in  loan  payments);  the financial  condition  and  credit  rating  of  the  private  mortgage insurer
  underwriting   the   insurance   on   the  underlying  mortgage  or  pool  of
  mortgages;   and   special   risks   attendent   to  lending  to  mortgagors,
  most   of   whom   are   first   time   home   buyers   of  low  or  moderate
  means.
       During   periods   of   declining  interest  rates,  there  may  be  in-
  creased   redemptions   of   single   family  housing  securites  from  unex-
  pended   proceeds   due   to   insufficient   demand,   because  conventional
  mortgage   loans   may  become  available  at  interest  rates  equal  to  or
  less   than   the   interest   rates  charged  on  the  mortgage  loans  made
  available   from   bond   proceeds.   In  addition,  certain  mortgage  loans
  may   be   prepaid  earlier  than  their  maturity  dates,  because  mortgage
  loans   made   with   bonds   proceeds   usually   do  not  carry  prepayment
  penalties.
  Multi-Family Housing Securities
       Enacted    in   1980,   Section   103(b)(4)(A)   of   the   1954   Code,
  among  other  things,  required  that  at  least  20%  of  the  units in each
  rental   housing   project   financed  pursuant  to  its  provisions  be  oc-
  cupied,   in   effect,   by  persons  with  low  and  moderate  incomes.  The
  1986   Code   further  restricted  the  amount  of  bond  proceeds  that  can
  be   spent   on   unqualified  costs  in  a  housing  project,  and  extended
  existing   and   added   certain   post-issuance   compliance   requirements,
  such   as   the   low   or   moderate   income  occupancy  requirements,  the
  determination   of   income   limitations,  continuous  rental  requirements,
  annual    current    income   determinations   and   the   arbitrage   rebate
  requirement.   The   IRS   has   undertaken  a  review  of  a  representative
  statistical   sample   of   multi-family   housing   bonds  issued  in  1984,
  primarily   to   determine   post-issuance  compliance  matters.  If  a  bond
  issue   is   determined  by  the  IRS  to  not  be  in  compliance  with  the
  Code,   income   derived   from   such   securities   may  be  deemed  to  be
  taxable   income.   The   Sponsor   is   unable   to  determine  whether  the
  IRS   will   expand   its   review,  the  outcome  of  any  such  review,  or
  whether  such  review  will  have  an  impact  on  any  of  the Securities in
  the   Trust.   Authorizing   state   statutes  may  have  imposed  additional
  program   requirements.   Additional   considerations   include:   increasing
  operating costs; the ability or failure to increase rental charges; and the financial condition of housing authority Issuers and their ability
  to   meet   certain   requirments   under   the  Section  8  program  of  the
  United States Housing Act of 1937, as amended.
       Multi-family   housing  securities  may  also  be  subject  to  full  or
  partial  redemption  at  par  from  the  proceeds  of  the  sale,  assignment
  or   disposition   of   a   defaulted   mortgage   loan  or  acceleration  of
  principal   payments   thereunder;   a   condemnation   or  insurance  award;
  or a result of the reduction of a required reserve fund.
  Airport Facilities
       Bonds   in   the  airport  facilities  category  are  payable  from  and
  secured    by   revenues   derived   from   the   gross   airport   operating
  income.   The   major   portion   of   gross   airport  operating  income  is
  generally  derived  from  fees  received  from  signatory  airlines  pursuant
  to   use   agreements   which   consist   of   annual  payments  for  airport
  use,   occupancy   of  certain  terminal  space,  facilities,  service  fees,
  concessions   and   leases.   Airport   operating   income  may  be  affected
  by   local   economic  conditions,  air  traffic  patterns,  noise  abatement restrictions or the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing
  significant   variations   in  earnings  and  traffic  due  to  deregulation,
  recent   consolidations   through   mergers   and   acquisitions,  fair  com-
  petition,   excess   industry   capacity,  fluctuations  in  fuel  and  other
  costs,  traffic  constraints  and  other  factors.  In particular, facilities
  with   use   agreements   involving   airlines  experiencing  financial  dif-
  ficulty   may   experience  a  reduction  in  revenue  due  to  the  possible inability of these airlines to meet their use agreement obligations. Additionally the FAA has established a schedule for retrofiling certain
  existing   aircraft   to   comply   with   operating   noise  standards.  The
  Sponsor is now unable to predict what effect, if any, air transport industry conditions will have on the airport Bonds in the Trust.
  Hospital Facility Securities
       Bonds   in   the   hospital   facilities   category   are  payable  from
  revenues   derived   from   hospital   and   health  care  facilities  which,
  generally,   were   constructed   or   are   being   constructed   from  bond
  proceeds.  The  continuing  availability  of  sufficient  revenues  is depen-
  dent   upon   several   factors  affecting  all  such  facilities  generally,
  including,  among  other  factors:  utilization  rates;  the  cost and avail-
  ability   of   malpractice   insurance   and   the   outcome  of  malpractice
  litigation;   curtailment   of  operations  due  to  shortages  in  qualified
  medical   staff  or  labor  disputes;  and  changes  in  federal,  state  and
  private   insurance   reimbursement  regulations  and  health  care  delivery
  programs.   The   extent   of   the   AIDS   epidemic  is  undetermined,  and
  the Sponsor cannot predict its full impact on the health care system or particular issuers. Utilization rates for a particular facility may be
  determined    by    cost    containment   programs   implemented   by   third
  party   governmental   providers   or   private   insurers;   long-term   ad-
  vances   in   health   care   delivery   reducing   demand   for   in-patient
  services;   technological   developments   which   may   be  effectively  ra-
  tioned   by   the   scarcity   of   equipment  or  specialists;  governmental
  approval and the ability to finance equipment acquisitions; increased competition due to elimination of certain certificate of need require-
  ments   in  some  states;  and  physicians'  and  public  perceptions  as  to
  standards   of   care.   Requirements   for   Federal   or   state  licenses,
  certifications and contract eligibility and for accreditation are subject to change, and may require participating facilities to effect costly
  modifications   in   operations.   Prior  to  June  30,  1984,  participating
  facilities  in  the  Medicare  program  were  reimbursed  for  their  reason-
  able   costs   of   furnishing  services;  thereafter,  the  Social  Security
  Amendments   Act   of   1983   mandated   implementation  over  a  four  year
  period    of   a   prospective   payment   system,   based   upon   diagnosis
  related   groups   ("DRGs"),   for   most   in-patient   services.   DRG  re-
  imbursement   rates,   because  they  are  set  by  the  Federal  government,
  may   not  fully  cover  the  actual  cost  of  furnishing  services  by  any
  particular   hospital,  and  Federal  law  prohibits  health  care  providers
  from   passing   along   the   excess   costs   to   Medicare  beneficiaries.
  Medicare   payments   have   been,   and   may   continue   to   be,  reduced
  under   legislation   adopting   deficit  reduction  measures.  Additionally,
  certain   states   have   recently   implemented   prospective  payment  sys-
  tems   for   their   Medicaid  programs,  and  have  adopted  other  changes,
  including   enrollment   restrictions.   The   Sponsor   cannot  predict  the
  effect,   if   any,   of   the   DRG  system  or  of  further  reductions  in
  Medicare   and   Medicaid   payments   on   the   revenues   of   Issuers  of
  hospital   Securities   in  the  Trust.  Many  hospitals,  including  certain
  Issuers   (or  the  conduit  obligors)  of  Securities  in  the  Trust,  have
  been   experiencing  significant  financial  difficulties  in  recent  years.
  The   number   of   hospital   closings   has   increased   during  the  late
  1980s,   particularly   among   smaller  institutions  located  in  rural  or
  inner-city   areas.   Hospital  revenues  nationwide  are  primarily  derived
  from   private   insurers,   many   of  which  have  experienced  significant
  operating   lossess   in   recent   years.   The  Medicare  program  accounts
  for   an   increasing   share   of   hospital  revenues  nationwide,  and  is
  financed  by  the  Hospital  Insurance  Trust  Fund  through  payroll  taxes.
  Based   upon   preliminary  projections  including  increased  payroll  taxes effective in 1991 (but not accounting for any recession) the Fund's trustees have forecast that expenditures will exceed tax revenues by
  1995   and   that   the   Fund  will  be  insolvent  in  2005.  Generally,  a
  number   of   additional   legislative   proposals   concerning  health  care
  may   be  introduced  in  Congress  at  any  time.  Recently,  these  propos-
  als   have   covered  a  wide  range  of  topics,  including  cost  controls,
  national   health   insurance,  incentives  for  competition  in  the  provi-
  sions  of  health  care  services,  tax  incentives  and penalties related to
  health   care   insurance   premiums,   and   promotion   of  prepaid  health
  care  plans.  The  Sponsor  is  unable  to  predict  the  effect  of  any  of
  these   proposals,   if   enacted,   on   any  of  the  Bonds  in  the  Trust
  portfolio.
  Power and Electric Facility Securities
       These   Securities  are  typically  secured  by  revenues  derived  from
  power   generating   facilities,   which   generally  include  revenues  from
  the   sale  of  electricity  generated  and  distributed  by  power  agencies
  using   hydroelectric,   nuclear,   fossil   fuel  or  other  power  sources.
  Certain  aspects  of  the  operation  of  such  facilities, particularly with
  regard   to   generation   and  transmission  at  the  wholesale  level,  are
  regulated   by   the   Federal   Energy   Regulartory   Commission  ("FERC");
  more   extensive  regulation  (affecting  retail  rate  structures)  is  pro-
  vided   by   state   public   service   commissions.   Special  condiseratons
  include:   restrictions   on   operations  and  increased  costs  and  delays
  attributable to environmental statutes and regulations; the difficulties of the utilities in financing or refinancing large construction pro-
  grams   and   of   the   capital   markets  in  absorbing  utility  debt  and
  equity  securities;  fluctuations  in  fuel  supplies  and  costs,  and costs
  associated   with   conversion   to  alternate  fuel  sources;  uncertainties
  with    regard    to    demand   projections   due   to   changing   economic
  conditions,    implementation    of    energy   conservation   measures   and
  competitive   cogeneration   projects;   and   other   technical   and   cost
  factors.   Recent  scientific  breakthroughs  in  fusion  energy  and  super-
  conductive   materials   may  cause  current  technologies  for  the  genera-
  tion   and   transmission  of  electricity  to  become  obsolete  during  the life  of  the  Securities  in  the Portfolio. Issuers relying upon hydroelec-
  tric   generation   may   encounter   contests  when  applying  for  periodic
  renewal   of   licenses   from   FERC   to   operate  dams.  Issuers  relying
  upon  coal  as  a  fuel  source  may  be  subject  to  significant  costs and
  operating   restrictions   to   comply  with  emission  standards  which  may
  be   adopted   to   alleviate   the   problems  associated  with  acid  rain.
  Issuers  relying  upon  fossil  fuel  sources  and  located  in  air  quality
  regions   designated   as   nonattainment   areas   may   become  subject  to
  pollution    control   measures   (which   could   include   abandonment   of
  construction   projects   in  progress,  plant  shutdowns  or  relocation  of
  facilities)  ordered  pursuant  to  the  Clean  Air  Act.  In  addition, such
  Securities   are   sometimes   secured  by  payments  to  be  made  to  state
  and   local   joint   action   power  agencies  pursuant  to  "take  or  pay"
  agreements.    Such    agreements    have    been   held   unenforceable   by
  state   courts   in   Idaho,   Vermont   and   Washington,  which  may  cause
  an   examination  of  the  legal  structure  of  certain  projects  in  other
  states   and  could  possibly  lead  to  litigation  challenging  the  enfor-
  ceability of such agreements.
       Some   of   the   Issuers   of   Securities   in   the  Trust  may  own,
  operate  or  participate  on  a  contractural  basis  with  nuclear  generat-
  ing   facilities,   which   are   licensed   and  regulated  by  the  Nuclear
  Regulatory    Commission    (the   "NRC").   Issuers   of   such   securities
  may   incur   substantial   expenditures   as  a  result  of  complying  with
  NRC   requirements.   Additional   considerations   include;   the  frequency
  and   duration   of   plant   shutdowns   and   associated   costs   due   to
  maintenance   or   safety   considerations;   the   problems  and  associated
  costs  related  to  the  use  and  disposal  of  radiocactive  materials  and
  wastes   in  compliance  with  Federal  and  local  law;  the  implementation
  of   emergency   evacuation  plans  for  areas  surrounding  nuclear  facili-
  ties;  and  other  issues  associated  with  construction,  licensing,  regu-
  lation,   operation   and   eventual   decommissioning  of  such  facilities.
  These   Securities   may   be   subject   to  industry-wide  fluctuations  in
  market   value   as   a   consequence   of   market   perception  of  certain
  highly   publicized   events,  as  in  the  Washington  Public  Power  Supply
  System's   defaults   on   its   Project  4  and  5  revenue  bonds  and  the
  1988   bankruptcy   filing   by   the   Public  Service  Corporation  of  New
  Hampshire.   Federal,   state   or  municipal  governmental  authorities,  or
  voters   by   initiative,   may   from   time   to   time  impose  additional
  regulations   or   take   such   other   governmental   action   which  might
  cause   delays  in  the  licensing,  construction  or  operation  of  nuclear
  power   plants,   or   the   suspension   or   cessation   of  operations  of
  facilities   which   have   been   or  are  being  financed  by  proceeds  of
  certain Securities in the Trust.
  Industrial Development/Pollution Control Securities
       These   Securities   were   generally  issued  prior  to  the  enactment
  of   1986   Code   restrictions,   and  are  typically  secured  by  payments
  made   under   a   loan   agreement  entered  into  between  the  Issuer  and
  the  obligor.  In  some  cases,  the  Securities  were  additionally  secured
  by   guarantees   provided   by   corporate   guarantors  or  by  a  stand-by
  letter of credit issued by a bank. Special considerations include: the financial condition of the corporate obligor (or guarantor), especially
  as   it   may   be   affected   by   subsequent  corporate  restructuring  or
  changes in corporate control.
  Public Facilities Securities
       These   Securities  are  typically  secured  by  revenues  derived  from
  either   (i)   payments   appropriated   by  governmental  entities  for  the
  use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilites, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by a legislative body. In the latter case, the collection
  of   revenues   may   be   dependent  upon  the  reliability  of  feasibility
  forecasts and assumptions concerning utilization rates.
  Resource Recovery/Solid Waste Securities
       These   Securities  are  typically  secured  by  revenues  derived  from
  the   sale  of  electricity  or  steam  generated  as  a  by-product  of  the
  process   of   incinerating   solid   waste,  and  from  contractual  tipping
  fees,   user  charges  and  ancillary  recycling  earnings.  Special  consid-
  erations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of
  plant   shutdowns   for  maintenance;  the  treatment  and  disposal  of  fly
  ash   which   contains   toxic   substances,  especially  dioxin;  compliance
  with   air   pollution   control   standards;  unanticipated  problems  asso-
  ciated with the use of developing technologies; and the continuation of FERC policies facilitating congeneration and its certification of any
  particular   qualifying  facility.  Governmental  service  contract  payments may  be  subject  to  annual  appropriation  by  a  legislative  body.  Older
  facilites   may   require   retrofitting  to  accommodate  new  technological
  developments or to comply with environmental standards.
  Water and Sewer Facility Securities
       Bonds   described   as   "water   and   sewer"   facilities   Bonds  are
  typically   secured   by   a   pledge   of  the  net  revenues  derived  from
  connection   fees   and   user   charges  imposed  by  the  enterprise.  Such
  Bonds  are  subject  to  the  risks  typically  associated  with construction
  projects.   Among   the  factors  which  may  affect  net  revenues  are  the
  destruction  of  facilities  due  to  natural  or other disasters; relocation
  out   of   the  service  area  by  a  major  customer  or  customers  due  to
  economic   factors  beyond  the  Issuer's  control;  or  costs  incurred  due
  to   prior  periods  of  deferred  maintenance  or  compliance  with  Federal
  or   state   environmental   standards.   Water   system   revenues   may  be
  additionally  affected  by  the  terms  of  supply  allocations  and  service
  agreements   with   major   wholesale   customers   and   the  imposition  of
  mandatory    conservation    measures   in   response   to   drought.   Sewer
  system   revenues   may   be   additionally   affected  by  costs  to  comply
  with  effluent  and  other  standards  pursuant  to  the  Federal  and  State laws.
  Refunded Bonds
       Refunded   bonds   (including   bonds   escrowed   to  a  call  date  or
  maturity   date)   are  bonds  that  originally  had  been  issued  generally
  as   revenue   bonds   but   have   been   refunded  for  reasons  which  may
  include   changing   the   issuer's  debt  service  requirements  and  remov-
  ing   restrictive   bond   covenants.   Typically,  a  refunded  bond  is  no
  longer   secured   by  a  pledge  of  revenues  received  by  an  issuer  but
  rather    by   an   escrow   fund   consisting   of   U.S.   Government   Ob-
  ligations.   In   such   cases   the   issuer   establishes  an  escrow  fund
  which  is  irrevocable  and  which  cannot  be  depleted  by  the  issuer  so long  as  debt  service  on  the  refunded  bonds  is  required  to  be paid.
  Each    escrow    fund   is   funded   with   U.S.   Government   Obligations
  which   are   designed   to   make   payments   on  the  refunded  bonds  and
  which   cannot   be   affected   by  a  default  of  the  issuer.  An  escrow
  agent   pays   principal,   redemption  premium,  if  any,  and  interest  on
  the   refunded   bond  from  the  principal  of  and  interest  on  the  U.S.
  Government   Obligations  in  the  escrow  fund.  The  Trust,  as  holder  of the  refunded  bonds,  is  entitled  to  receive  such  payment of principal,
  redemption   premium,   if  any,  and  interest  on  the  refunded  bonds  as
  it is paid by the escrow agents out of the respective refunded bond escrow funds.
  Student Loan Securities
       Student   loan  revenue  securities  are  issued  either  by  non-profit
  corporations   organized   for   the   purpose  of  acquiring  student  loans
  originated   under   the   Higher   Education   Act  or  public  agencies  or
  instrumentalities  of  a  state  created  to  provide  loans  for educational
  purposes.   Proceeds   of   securities  issued  by  such  entities  generally
  are   used  to  make  or  acquire  student  loans  which  are  guaranteed  by
  guaranty   agencies;   the   obligation   of  such  guaranty  agency  is  re-
  insured   by   the  U.S.  Secretary  of  Education  (the  "Secretary");  such
  reinsurance   obligation   may   range   from   80%  to  100%  based  on  the
  default   levels   for   loans   serviced  by  such  a  guaranty  agency.  In
  addition,   some   loans   may   be   insured   directly  by  the  Secretary.
  Bonds   issued   by  such  entities  are  generally  secured  by  and  depen-
  dent   upon   such   state   guarantee   programs,   Federal   insurance  and
  reimbursement    programs,   the   proceeds   from   payment   of   principal
  and   interest   on   the  underlying  student  loans  and  federal  interest
  subsidy   and/or   special  allowance  payments.  Failure  by  the  servicers
  of   student   loans   or  the  guaranty  agencies  guaranteeing  such  loans
  to   properly  service  and  enforce  the  loans  may  cause  the  reimburse-
  ments to decline or be withheld by the Secretary.
       Both   the   Higher   Education  Act  and  the  regulations  promulgated
  thereunder    have    been   the   subject   of   extensive   amendments   in
  recent   years,   and   the  Sponsor  can  give  no  assurance  that  further
  amendment   will   not   materially  change  the  provisions  or  the  effect
  thereof.  There  can  be  no  assurance  that  the  other  provisions  of the
  Higher   Education   Act   affecting  the  Federal  Guaranteed  Student  Loan
  Program will be continued in their present form.
       The   availability  of  various  Federal  payments  in  connection  with
  the   Federal   Guaranteed   Student  Loan  Program  is  subject  to  federal
  budgetary   appropration.   In   recent   years,  legislation  has  been  en-
  acted   which   has  provided,  subject  to  certain  Federal  budget  expen-
  ditures   (including  expenditures  in  connection  with  the  Federal  Guar-
  anteed   Student   Loan  Program),  for  the  recovery  of  certain  advances
  previously    made    by   the   Federal   government   to   state   guaranty
  agencies  in  order  to  achieve  deficit  reduction.  No  representation  is made  as  to  the  effect,  if  any,  or  future  Congressional appropriation
  or   legislation   upon  expenditures  by  the  Department  of  Education  or upon the financial condition of any guaranty agency.
  Lease Payment Bonds
       Certain    Bonds    may   be   principally   secured   by   governmental
  lease   payments   which   in  turn  are  subject  to  the  budget  appropri-
  ations  of  the  participating  governmental  entity.  A  governmental entity
  that   enters   into   a  lease  agreement  cannot  obligate  future  govern-
  ments   to   make   lease  payments  but  generally  will  covenant  to  take
  such   action   as   is   necessary   to   include  all  lease  payments  due
  under   an   agreement   in  its  annual  budgets  and  to  make  the  appro-
  priations therefor. The failure of a governmental entity to meet its obligations under a lease could result in an insufficient amount of
  funds   to   cover   payment   of   the   Bonds   secured   by   such   lease
  payments.
  Tax Allocation Bonds
       Bonds   described  as  "tax  allocation"  securities  are  payable  from
  and   secured   by   incremental   (increased)   tax  revenues  collected  on
  property   within   the  areas  where  redevelopment  projects,  financed  by
  bond   proceeds,   are   located   ("project   areas").   Payments  on  these
  bonds   are   expected   to   be   made   from  projected  increases  in  tax
  revenues   derived   from   higher   assessed  value  of  property  resulting
  from   development   in   the   particular  project  area  and  not  from  an
  increase in the tax rates. Among the factors which could result in a reduction of the allocated tax revenues which secure a tax allocation Bond are: (i) reduction of, or a less than anticipated increase in,
  taxable   values   of   property  in  the  project  area,  caused  either  by
  economic   factors   beyond  the  Issuer's  control  (such  as  a  relocation
  out   of  the  project  area  by  one  or  more  major  property  owners)  or
  by   destruction  of  property  due  to  natural  or  other  disasters;  (ii)
  successful   appeals   by  property  owners  of  assessed  valuations;  (iii)
  substantial   delinquencies  in  the  payment  of  property  taxes;  or  (iv)
  imposition   of   any   constitutional   or  legislative  property  tax  rate
  decrease.   Such   reduction   of   tax   revenues   could  have  an  adverse
  effect   on  an  Issuer's  ability  to  make  timely  payments  of  principal and of interest on the Bonds.
  Crossover Refunding Bonds
       Certain   Bonds   in  the  Trust  may  be  cross-over  refunding  Bonds.
  Prior   to   a  specified  date,  (the  "Crossover  Date"),  such  bonds  are payable  solely  from  an  escrow  fund  invested  in  specified  securities.
  After   the   Crossover   Date  the  Bonds  are  payable  from  a  designated
  source   of   revenues.   Such   bonds   are   categorized   in   Part  A  as
  payable from such source of revenues.
  Bonds Backed by Letters of Credit
       The  Trust  may  contain  securities  that  are  secured  by  letters of
  credit   issued   by   commercial   or  savings  banks  which  may  be  drawn
  upon   (i)   if   an   Issuer   fails  to  make  payments  of  principal  of,
  premium,  if  any,  or  interest  on  a  Bond  backed  by  such  a  letter of
  credit   or   (ii)  in  the  event  interest  on  a  Bond  is  deemed  to  be
  taxable   and   full  payment  of  principal  and  any  premium  due  is  not made  by  the  Issuer.  The  letters  of  credit  are irrevocable obligations
  of   the   issuing   banks.  Banks  are  subject  to  extensive  governmental
  regulations.   The   profitability   of   the  banking  industry  is  largely
  dependent   upon   the  availability  and  cost  of  capital  funds  for  the
  purpose    of   financing   lending   operations   under   prevailing   money
  market   conditions.   Also,   general   economic   conditions  play  an  im-
  portant part in the operations of the banking industry and exposure to credit losses arising from possible financial difficulties of bor-
  rowers or other issuers having letters of credit might affect a bank's ability to meet its obligations under a letter of credit.
                                      ****
       An   amendment   to   the   Federal   Bankruptcy  Act  relating  to  the
  adjustment   of   indebtedness   owed   by   any   political  subdivision  or
  public   agency   or  instrumentality  of  any  state,  including  municipal-
  ities,   became   effective   in   1979.  Among  other  things,  this  amend-
  ment   facilitates   the   use   of   proceedings  under  the  Federal  Bank-
  ruptcy Act by any such entity to restructure or otherwise alter the terms of its obligations, including those of the type comprising the Trust's Portfolio. The Sponsor is unable to predict at this time what effect, if any, this legislation will have on the Trust.
                                      ****
  Insurance on the Bonds in the Portfolio
       Certain   of   the   Bonds  in  the  Trust  may  have  been  insured  to
  maturity   by   AMBAC,   MBIA,   MBIAC,   Financial  Guaranty,  BIG,  Capital
  Guaranty,   National   Union   or   USFG  as  to  payment  of  principal  and
  interest  by  the  issuer  at  the  time  of  issuance,  or  by a third party
  purchaser   of   Bonds   subsequest   to  issuance.  For  those  bonds  which
  were   not   so   insured   at   the   time  of  issuance,  the  Sponsor  has
  obtained   an   insurance   policy  or  policies  (except  as  otherwise  set
  forth  in  Part  A).  The  policies  obtained  by  the Sponsor provide either
  for   insurance   as   long  as  the  Bonds  so  insured  remain  outstanding
  ("Insurance   to   Maturity")  or  which  continue  in  force  only  so  long
  as   the   Bonds   so   insured   remain  in  the  Trust  ("Portfolio  Insur-
  ance").   (See   Part   A,   "Essential   Information-Insurance").  Portfolio
  Insurance,   if   any,   has  been  obtained  from  Financial  Guaranty.  Any
  Trust   which   has   obtained   Portfolio   Insurance  has  additionaly  ob-
  tained    an    irrevocable   commitment   (the   "Irrevocable   Commitment")
  of   Financial   Guaranty   to  provide  insurance  to  maturity  ("Permanent
  Insurance")   upon   the   sale   of   any  Bond  covered  by  the  Portfolio
  Insurance   from   the   Trust   and   upon   payment   of   a  premium  (the
  "Permanent   Insurance   Premium")   under   certain   conditions  set  forth
  in   Part   A   under   the  heading  "Essential  Information  Regarding  the
  Trust".   The   value  of  the  Bonds  covered  by  the  Portfolio  Insurance and,  therefore,  the  Units  may  decline  in  the event of declining credit
  quality.   However,   because   of  the  Irrevocable  Commitment  to  provide
  Permanent   Insurance,   whenever   the  value  of  a  Bond  which  is  below
  investment   grade   and   which   is  covered  by  the  Portfolio  Insurance
  and   insured   to  its  maturity  (less  the  Permanent  Insurance  Premium)
  exceeds the value of that Bond without such insurance, the value of that Bond will be higher, insured to maturity value (See "Evaluation
  of   the  Trust").  The  insurance  policies  are  non-cancellable  and  will
  remain   in   force   as   long   as  the  Bonds  insured  by  such  policies
  remain   outstanding.   Premiums   for   Insurance   to   Maturity  has  been
  paid   either  at  the  time  of  issuance  by  the  Issuer,  by  third-party
  purchasers   or   by   the   Sponsor  on  the  Date  of  Deposit  (see  "Sum-
  mary    of    Portfolio-Insurance    Premiums").   Premiums   for   Portfolio
  Insurance   are   an   expense   of   the   Trust.   (See  "Expenses  of  the
  Trust").   Insurance   does   not   guarantee   the   market   value  of  the
  Bonds   or  the  value  of  the  Units.  Although  the  insurance  represents
  an   element   of   market  value  with  respect  to  the  Bonds  covered  by
  Insurance  to  Maturity,  the  exact  effect,  if  any,  of this insurance on
  the   market   value   cannot   be  predicted.  No  value  is  attributed  to
  Portfolio   Insurance   unless   the   Bond   so   insured   is  rated  below
  investment   grade.   See   "Essential   Information   Regarding  the  Trust-
  Securities  in  the  Trust  Portfolio"  in  Part  A  for  information  on the
  insurance   features  of  this  Trust  and  a  description  of  the  percent-
  ages of the Bonds covered by each of the insurers.
       Payment   under  all  of  these  insurance  policies  will  be  made  in respect  of  principal  of  and  interest  on  Bonds  which  shall be due for
  payment   under   the  provisions  of  each  policy,  but  shall  be  unpaid.
  All  such  policies  provide  for  payment  of  the principal or interest due to  a  trustee  or  paying  agent  on  the  date  such  payment  is  due.  In
  turn,   such   trustee   or   paying   agent   will   make   payment  to  the
  bondholder  (in  this  case,  the  Trustee)  upon  presentation  of satisfac-
  tory   evidence   of   such  Bondholder's  right  to  receive  such  payment.
  Policies   issued   by   Industrial  Indemnity  Insurance  Company  prior  to
  December   17,  1984  permit  the  Company,  at  its  option,  to  accelerate payments under the insurance policies.
       Financial   Guaranty.  Financial  Guaranty,  a  New  York  stock  insur-
  ance   company,   is  located  at  551  Fifth  Avenue,  New  York,  New  York
  10017.    In   determining   whether   to   insure   the   Bonds,   Financial
  Guaranty   has   applied   its   own  standards  which  correspond  generally
  to  the  standards  it  has  established  for determining the insurability of
  new   issues   of   municipal   Bonds  and  which  are  not  necessarily  the
  criteria used in regard to the selection of Bonds by the Sponsor. To the extent standards of Financial Guaranty are more restrictive than
  those   of   the   Sponsor,  the  Sponsor's  investment  criteria  have  been limited to the more restrictive standards.
       Financial   Guaranty   is   a   wholly-owned  subsidiary  of  FGIC  Cor-
  poration,    which is wholly-owned by   General   Electric   Capital
  Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to
  regulation by   the   State   of   New   York  Insurance  Department.  As  of
  December 31, 1993,   the  total  admitted assets were approximately  $1.947
  billion and its policyholder's surplus was approximately $777 million.
  Financial   Guaranty   is   licensed   in Vermont,   currently  authorized
  to  write  insurance  in  49  states  and the  District  of Columbia,  files
  reports  with state insurance regulatory agencies,   and is  subject  to
  audit  and  review  by  such  authorities. Standard  & Poor's  Corporation has  rated  the  claims-paying  ability  of Financial Guaranty "AAA".
       AMBAC    Indemnity   Corporation.   AMBAC   Indemnity   is   a   Wiscon-
  sin-domiciled   stock   insurance   company,   regulated   by  the  Insurance
  Department   of   Wisconsin,   and   licensed   to  do  business  in  various
  states,   with   admitted   assets   (unaudited)   of   approximately  $1.956
  billion   and   statutory   capital   (unaudited)   of  approximately  $737
  million   as   of   December 31, 1993.  AMBAC  Indemnity  is  a  wholly-
  owned    subsidiary    of   AMBAC   Inc.,   a   financial   holding   company
  which   is   publicly owned following a complete divestiture by Citibank
  during the first quarter of 1992.   The   address   of   AMBAC   Indemnity
  administrative  offices  and  its  telephone  number  are  One State Street
  Plaza, 17th   Floor,   New   York,   New  York  10004  and  (212)  668-0340.
  Copies of   certain   statutorily   required  filings  of  AMBAC  Indemnity
  can  be obtained   through   AMBAC   Indemnity   at   the   address   and
  telephone number   specified   in   this   paragraph.  Standard  &  Poor's
  Corporation has   rated   the   claims-paying   ability   of   AMBAC
  Indemnity   "AAA". Bonds   insured   by   AMBAC   Indemnity   are   rated
  "AAA"   by   Moody's Investors Service, Inc.
       Municipal    Bond    Insurance    Association    The    insurance   com-
  panies     comprising    the    Municipal    Bond    Insurance    Association
  ("MBIA") are: The   Aetna   Casualty   and  Surety  Company, Fireman's
  Fund    Insurance    Company,  The Travelers   Indemnity   Company,   Aetna
  Insurance   Company, and   The   Continental  Insurance    Company.   As   an
  obligor,   each   such insurance   company   will   be   obligated   only
  to  the  extent  of  its percentage  of  any  claim  under  the  policy  or
  policies  and will not be obligated   to   pay   any   unpaid  obligation  of
  any  other  member.  All policies   are   individual   obligations   of  the
  participating  insurance companies    and   their   obligations   thereunder
  cannot   be   increased beyond    their   percentage   commitment,   each
  company's   participation is  backed  by  its  entire  resources.
  The   MBIA   companies   listed   above  or their   parent  organizations
  have  been  in  the  insurance  business  from seventy   to   well   over   a
  hundred  years.
       Municipal    Bond    Investors   Assurance   Corporation.      Municipal
  Bond   Investors   Assurance   Corporation   ("MBIAC")   is   the   principal
  operating   subsidiary   of  MBIA,  Inc.  The  principal shareholders  of
  MBIA,  Inc.,  owning   approximately   13%   of   its   outstanding   common
  stock are   Aetna   Life   and   Casualty   Company, the Fund American
  Companies Inc., subsidiaries   of   CIGNA   Corporation   and   Credit Local
  de France, CAECL, S.A., following a series of four public equity offerings over a five-year period. As of December 31, 1993 MBIAC had admitted assets of approximately $3,051,000,000 and policyholders' surplus of approximately $978,000,000. Neither MBIA, Inc. nor its shareholders are obligated to
  pay  the  debts  of  or claims against MBIAC.    MBIAC,    which    commenced
  municipal   bond   insurance   operations  on  January  5,  1987,  is  a
  limited  liability  corporation rather than  a  several  liability
  association.  MBIAC  is  domiciled  in the State of   New   York   and
  licensed  to  do  business  in  all  50  states,  the District   of
  Columbia,   and  the  Commonwealth  of  Puerto  Rico.  Copies
  of   MBIAC's financial  statement  prepared  in  accordance
  with   statutory   accounting   practices   are  available  from  MBIAC.  The
  address   of   MBIAC   is  445  Hamiliton  Avenue,  White  Plains,  New  York
  10601.   Some   of   the   shareholders   of   MBIA,   Inc.   are  among  the
  members   of   MBIA;  however,  MBIAC  is  a  separate  and  distinct  entity
  from   MBIA.   Standard   &   Poor's   Corporation   rates   all  new  issues
  insured   by   MBIAC   "AAA"   Prime   Grade.   Moody's   Investors  Service,
  Inc.   rates   all   bond  issues  insured  by  MBIAC  "Aaa",  designated  to
  be one of the highest quality.
       Bond    Investors    Guaranty   Insurance   Company.   In   1989,   Bond
  Investors    Guaranty    Insurance    Company   (BIG),   was   purchased   by
  Municipal    Bond    Investors    Assurance    Corporation   (MBIAC).   Bonds
  originally   insured   by   BIG   have   been   reinsured   by   MBIAC   (see
  MBIAC above).
       United   States   Fidelity   and   Guaranty   Company.    United  States
  Fidelity   and   Guaranty   Company   ("USF&G")   is   a   Maryland-domiciled
  property    and    casualty    insurance    company    and   a   wholly-owned
  subsidiary    of   USF&G   Corporation.   The   administrative   offices   of
  USF&G   Company   are   located   at   100  Light  Street,  Baltimore,  Mary-
  land   21202   (telephone   (301)   547-3000).   As  of  December  31,  1989,
  USF&G   had   total   assets   (unaudited)   of  approximately  $13.604  bil-
  lion    and   stockholder's   equity   of   approximately   $2.007   billion.
  USF&G   is   subject   to   regulation  by  the  Maryland  Insurance  Commis-
  sion   and   other   governmental   authorities,  and  is  required  to  make
  certain  public  filings  with  such  authorities.  Copies  of  such  filings
  may    be    obtained   from   USF&G   upon   request.   Bonds   insured   by
  USF&G    are    rated    "BBB+"    by    Standard   &   Poor's   Corporation.
  Reinsurance    and    assumption   agreements   effectively   replace   USF&G
  with   Capital   Guaranty   Insurance   Co.   as  the  primary  insurer.  See
  "Capital   Guaranty"   for   a   discussion   of   reinsurance   arrangements
  with USF&G.
       National   Union.      National   Union   Fire   Insurance   Company  of
  Pittsburgh,   Pa.   ("National   Union"),   a   wholly-owned   subsidiary  of
  American   International   Group,   Inc.,   was   organized  in  1901,  is  a
  stock   insurance   company   and   is   incorporated   in  Pennsylvania.  In
  addition   to   municipal   bond   insurance,   National   Union's   business
  includes   fire  and  casuality  insurance.  National  Union's  claims-paying
  ability   is   rated   AAA  by  Standard  &  Poor's  Corporation  and  as  of
  December   31,   1990,   its   total   capital   and   surplus   as   regards
  policyholders    was    approximately    $1,162.   million   (unaudited)   as
  reported   to   the   State   of  New  York  Insurance  Department.  National
  Union   is   currently  licensed  to  provide  insurance  in  50  states  and
  the   District   of   Columbia,   files  reports  with  the  state  insurance
  regulatory  agencies  and  is  subject  to  regulation,  audit  and review by
  such   authorities   including  the  State  of  New  York  Insurance  Depart-
  ment.
       Industrial   Indemnity   Insurance   Company.    Certain  of  the  Bonds
  in   the   Portfolio   may   be   insured  under  the  Health  Industry  Bond
  Insurance   ("HIBI")   Program   of   Industrial   Indemnity   Company  ("In-
  dustrial   Indemnity").   Industrial  Indemnity  is  a  wholly-owned  subsid-
  iary   of   Crum   &   Forester,   Inc.,   ("Crum   &   Forester")  which  is
  ultimately    owned   by   Xerox   Corporation.   Effective   September   30,
  1985,   Xerox   Corporation  announced  that  the  operations  of  Industrial
  Indemnity   Corporation   would   be   discontinued,   but   that  Industrial
  Indemnity   Corporation   would   fully   honor   all   insurance  contracts.
  Crum   &   Forester  accrued  $86,400,100,  net  of  an  income  tax  benefit
  of   $73,600,000,   for   expected  operating  losses  during  the  phase-out
  period. Industrial Indemnity's results of operations and the provision for estimated losses during the phase-out period resulted in a 1985
  charge,   after   income  tax  benefits  of  $111,300,000.  At  December  31,
  1985,  Industrial  Indemnity  had  a  $212.2  million  excess  of liabilities
  over   assets.   Crum  &  Forester's  claim-paying  ability  rating  is  "A+"
  and   the  short  term  liquidity  rating  for  commercial  paper  backed  by
  surety   bonds   from   Industrial   Indemnity   Insurance   Company  is  "A-
  1+".   Crum   &   Forester   is   required  by  statute  to  maintain  a  net
  premium/statutory   surplus   ratio   of   3:1.   Xerox  Corporation  contri-
  buted   $366   million   to  Crum  &  Forester  during  the  years  1984  and
  1985   to   maintain  that  ratio.  For  the  fiscal  years  ending  December
  31,   1988   and   1989,  Crum  &  Forester,  Inc.  generated  statutory  net income of (in millions) $340. and $364., and statutory policyholders surplus amounted to (in millions) $1,409 and $1,551, respectively.
       Capital    Guaranty   Insurance   Company.   Capital   Guaranty   Insur-
  ance   Company   ("Capital   Guaranty")   is  a  wholly-owned  subsidiary  of
  Capital   Guaranty   Corp.   and   a   California-domiciled   insurance  com-
  pany.   The   investors   of   Capital   Guaranty   Corp.  are  Constellation
  Investments   Inc.,  Fleet  Financial  Group,  Inc.,  Norstar  Bancorp  Inc.,
  Safeco   Corporation,   Sibag   Finance   Corporation   and   United   States
  Fidelity   and  Guaranty  Company.  These  investors  are  not  obligated  to
  pay   the   debts  or  claims  against  Capital  Guaranty.  As  of  December
  31, 1993   Capital   Guaranty  had  total  admitted  assets  of  $285  million
  and   policyholders   surplus   of   approximately  $168  million  (unaudit-
  ed).   Standard   &   Poor's   Corporation   has   assigned   "AAA"   claims-
  paying   ability   to   Capital   Guaranty.  The  successful  structuring  of
  reinsurance   and   assumption   agreements   in  1987  effectively  replaced
  USF&G   with   Capital   Guaranty  Insurance  Co.  as  the  primary  insurer.
  Capital   Guaranty   services  the  portfolio  and  will  honor  any  claims.
  The   address   of   Capital   Guaranty's   administrative  offices  and  its
  telephone    number    are   601   Montgomery   Street,   Suite   1410,   San
  Francisco, California 94111-2618 and (415)392-4913.
       The   financial   information  relating  to  the  above  insurance  com-
  panies   has   been   obtained   from   publicly  available  information.  No
  representation   is   made   herein   as  to  the  accuracy  or  adequacy  of
  such   information,  or  as  to  the  absence  of  material  adverse  changes
  in   such   information   subsequent   to   the   dates   thereof,   but  the
  Sponsor   is   not  aware  that  the  information  herein  is  inaccurate  or incomplete.
  Ratings
       On   the   Date   of   Deposit   Standard  &  Poor's  Corporation  rated
  each  of  the  Bonds  in  the  Portfolio  and  the  Units  of the Trust "AAA"
  because   the   insurers  have  issued  insurance  policies  to  insure  each of the Bonds. The Units of the Trust (with the exception of Units of the Trusts identified in part A) continue to be rated "AAA". See Part
  A  for  the  current  ratings  on  the  Bonds  and  Units.  (See  also  "Bond
  Ratings",   herein).   The   Bond   and  Unit  ratings  should  not  be  con-
  strued   as  an  approval  of  the  offering  of  the  Units  by  Standard  &
  Poor's   Corporation   or   as  a  guarantee  of  the  market  value  of  the
  Trust   or   of  the  Units.  Standard  &  Poor's  has  been  compensated  by the Sponsor for its services in rating Units of the Trust.
  Insurance Premiums
       The cost of the Insurance to Maturity has been paid either by the issuers at the time of issuance, by third-party purchasers or by the Sponsor. Portfolio Insurance premiums are a Trust expense.
                     ACQUISITION OF SECURITIES FOR THE TRUST
       In   selecting  Securities  for  deposit  in  the  Trust,  many  factors
  were   considered,   and   based   upon   the   experience  and  judgment  of
  the    Sponsor,    the    following    requirements,   among   others,   were
  deemed to be of primary importance.
       1.   Insurance   guaranteeing   scheduled   payments  of  principal  and
  interest   and  a  Standard  &  Poor's  Corporation's  rating  of  "AAA"  or, in  the  case  of  Securities  not  insured  when  acquired  by  the Sponsor,
  (i)  a  minimum  of  Standard  &  Poor's  Corporation's  rating  of "A", (ii)
  a   minimum  Moody's  Investors  Service,  Inc.'s  rating  of  "A"  or  (iii)
  Bonds    which   the   Sponsor   reasonably   believes   will   obtain   such
  minimum ratings in the near future.
       2. Reasonable value relative to other issues of similar quality and maturity;
       3.   Diversification   as   to   the  purpose  of  each  issue  and  the
  location of each issuer;
       4.  Availability  and  cost  of  insurance  for  the  scheduled  payment
  of   principal   and   interest  on  the  Securities  not  insured  when  ac-
  quired by the Sponsor; and
       5. Income to the Unitholders of the Trust.
       Cash,  if  any,  received  from  Unitholders  prior  to  the  settlement
  date   for  the  purchase  of  Units  or  prior  to  the  payment  for  Bonds
  upon   their   delivery  may  be  used  in  the  Sponsor's  business  subject
  to   the   limitations   of   17   C.F.R.,  Section  240,  15c3-3  under  the
  Securities   and  Exchange  Act  of  1934  and  may  be  of  benefit  to  the
  Sponsor.
       The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.
       To   the   best  knowledge  of  the  Sponsor,  there  is  no  litigation pending  as  of  the  Date  of  Deposit  in  respect  of any Securities which
  might   reasonably   be   expected   to   have   a  material  adverse  effect
  upon the Trust. At any time after the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Securities in the
  Trust.  Such  litigation  may  affect  the  validity  of  such  Securities or the  tax-exempt  status  of  the  interest  thereon.  While  the  outcome  of
  litigation   of   such   nature   cannot   be  predicted,  opinions  of  bond
  counsel  are  delivered  with  respect  to  each  Security  on  the  date  of
  issuance   to   the  effect  that  such  Security  has  been  validly  issued and  that  the  interest  thereon  is  exempt  from  Federal  income  tax. If
  legal   proceedings  are  instituted  after  the  Date  of  Deposit  seeking, among other things, to restrain or enjoin the payment of any of the Securities or attacking their validity or the authorization or existence
  of   the   Issuer,  the  Sponsor  may,  in  accordance  with  the  Indenture, direct  the  Trustee  to  sell  such  securities  and distribute the proceeds
  of   such   sale  to  Unitholders.  In  addition,  other  factors  may  arise from time to time which potentially may impair the ability of Issuers to meet obligations undertaken with respect to Securities.
                         PUBLIC OFFERING PRICE OF UNITS
       The   Public  Offering  Price  per  Unit  during  the  secondary  market will  be  computed  by  dividing  the  aggregate  of  the  bid  prices of the
  Bonds   in   the  Trust  plus  any  money  in  the  principal  account  other
  than   money   required   to   redeem  the  tendered  Units,  by  the  number
  of   Units  outstanding,  and  then  adding  the  appropriate  sales  charge.
  In  the  primary  offering  period,  the  Public  Offering  Price  was deter-
  mined   on   the  basis  of  the  offering  prices  of  bonds  plus  a  sales charge ranging from 3.5% to 5.5% of the Public Offering Price.
       The  sales  charge  is  determined  in  accordance  with  the  table set
  forth   below   based   upon   the   number   of   years   remaining  to  the
  maturity   of   each   Bond.  There  is  no  sales  charge  with  respect  to
  cash  held  in  the  Interest  or  Principal  Accounts.  For purposes of this calculation,  Bonds  will  be  deemed  to  mature  on  their  stated maturity
  dates   unless:   (a)   the   Bonds   have  been  called  for  redemption  or
  funds   or   securities  have  been  placed  in  escrow  to  redeem  them  on
  an   earlier   call   date  ("Refunded  Bonds"),  in  which  case  such  call
  date  shall  be  deemed  to  be  the  date  upon  which  they  mature; or (b)
  such   Bonds   are   subject  to  a  "mandatory  put",  in  which  case  such
  mandatory   put   date   shall   be   deemed   to  be  the  date  upon  which
  they mature.
       The   effect  of  this  method  of  sales  charge  calculation  will  be that  different  sales  charge  rates  will  be  applied to the various Bonds
  in   a   Trust  portfolio  based  upon  the  maturities  of  such  Bonds,  in accordance with the following schedule:
                                    Maximum
                                    Percent of
           Remaining                Public           Percent of
           Years to                 Offering         Net Amount
           Maturity                 Price            Invested
           Less than 1              0%               0%
           1 but less than 6        3.50             3.63
           6 but less than 11       4.00             4.17
           More than 11             5.50             5.82
       For  example,  the  sales  charge  on  a  Trust  consisting  entirely of
  Bonds   maturing   in   13   to  16  years  would  be  5.50%  (5.82%  of  the
  net   amount   invested)   and   that  on  a  Trust  consisting  entirely  of
  Bonds   maturing   in   three   to  five  years  would  be  3.50%  (3.63%  of
  the   net   amount  invested).  The  actual  sales  charge  included  in  the
  Public   Offering   Price   of  any  particular  Trust  will  depend  on  the
  maturities of the Bonds in the portfolio of such Trust.
       Due  to  the  realization  of  economies  of  scale  in sales effort and
  sales-related   expenses   with   respect   to   the  purchase  of  Units  by
  employees   of   the   Sponsor,   the   Sponsor  intends  to  permit  employ-
  ees  of  the  Sponsor  and  certain  of  their  relatives  to  purchase Units
  of   the  Trust  at  a  price  equal  to  the  bid  side  evaluation  of  the
  Securities in the Trust, divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit.
       A   proportionate   share   of   accrued   interest   and  undistributed
  interest   on   the   Units   to   the   Unitholder's  settlement  date  (the
  Unitholder's   settlement   date  is  the  date  so  specified  in  the  con-
  firmation  of  sale  of  the  Units  to  a Unitholder, normally five business
  days   after   purchase)   is  added  to  the  Public  Offering  Price.  Such
  proportionate share will be an asset of the Unitholder and will be received in subsequent distributions and upon the sale of his Units.
       Aggregate bid prices of the Securities will be determined for the Trust by the Evaluator on the basis of: (1) the current bid prices for the Securities; (2) the current bid prices for comparable bonds, if bid  prices  are  not  available  for  any of the Securities; (3) determining
  the   value   of   the   Securities   on  the  bid  side  of  the  market  by
  appraisal;   or   (4)   any   combination   of  the  above.  Evaluations  for
  purposes    of   secondary   market   transactions   by   the   Sponsor   and
  redemptions   by   the   Trustee  will  be  made  each  business  day  as  of
  the   Evaluation   Time,   effective   for  all  sales  or  redemptions  made
  subsequent to the last preceding determination.
       In   addition   to  the  sales  charge  on  the  Date  of  Deposit,  the
  Sponsor  will  realize  a  profit  or  loss  resulting  from  the  difference
  between   the   purchase   price   paid   by   the   Sponsor   to   buy   the
  Securities  and  the  cost  of  the  securities  to  the  Trust as determined
  by   the   Evaluator.   In   addition,  the  Sponsor  may  receive  placement
  fees   or   may   realize   profits   or   sustain  losses  with  respect  to
  Securities   acquired   from  underwriting  syndicates  of  which  the  Spon-
  sor is a member. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the
  Bonds   in  the  Trust.  All  proceeds  received  from  purchasers  of  Units of the Trust will be retained by the Sponsor.
                            PUBLIC OFFERING OF UNITS
       The  Sponsor  intends  to  qualify  Units  for sale in all of the states
  of   the   United   States,   except  that  for  state  trusts,  the  Sponsor
  intends  to  qualify  Units  for  sale only to residents of that state. Sales
  may   be   made   to   dealers  who  are  members  of  the  National  Associ-
  ation of Securities Dealers, Inc. at prices which include a conces-sion of 75% of the applicable sales charge, subject to change from
  time   to   time.   The   difference   between   the  dealer  concession  and
  sales   charges   will   be   retained   by  the  Sponsor.  The  Sponsor  re-
  serves   the   right  to  reject,  in  whole  or  part,  any  order  for  the purchase of Units.
       Initial  Offering  of  Units. During the initial public offering period,
  Units   will  be  offered  to  the  public  by  the  Sponsor  at  the  Public
  Offering   Price  calculated  on  each  business  day,  plus  accrued  inter-
  est.
       Secondary  Offering  of  Units.  Upon  the  termination  of  the initial
  public   offering   period,   unsold   Units   or   Units   acquired  by  the
  Sponsor   in   the   secondary  market  referred  to  below  may  be  offered
  to the public by the Sponsor by this Prospectus at the then current Public Offering Price, calculated daily, plus accrued interest.
                           SECONDARY MARKET FOR UNITS
       While   not   obligated   to   do   so,  it  is  the  Sponsor's  present
  intention  to  maintain,  at  its  expense,  a  secondary  market  for  Units
  of   this   Series  and  to  continuously  offer  to  repurchase  Units  from
  Unitholders    at   the   "Sponsor's   Repurchase   Price".   The   Sponsor's
  Repurchase   Price   is   computed   by  dividing  the  value  of  the  Trust
  (see   "Evaluation  of  the  Trust")  by  the  number  of  Units  outstanding
  (see   "Evaluation  of  the  Trust").  There  is  no  sales  charge  incurred
  when   a   Unitholder   sells   Units   back   to   the  Sponsor.  Any  Units
  repurchased    by   the   Sponsor   at   the   Sponsor's   Repurchase   Price
  may  be  reoffered  to  the  public  by  the  Sponsor  at  the  then  current
  Public   Offering   Price,   plus   accrued  interest.  Any  profit  or  loss
  resulting from the resale of such Units will belong to the Sponsor.
       If   the   supply   of   Units   exceeds   demand,  or  for  some  other
  business   reason,   the  Sponsor  may  at  any  time  or  occasionally  from
  time  to  time  discontinue  the  repurchase  of  Units  of  this  Series  at
  the   Sponsor's   Repurchase   Price.   In  such  event,  although  under  no
  obligation  to  do  so,  the  Sponsor  may,  as  a  service  to  Unitholders,
  offer   to  repurchase  Units  at  the  "Redemption  Value",  a  price  based on  the  current  bid  price  for  the  Securities, plus accrued interest. If
  the   Sponsor   repurchases   Units   in   the   secondary   market   at  the
  "Redemption   Value",   it   may   reoffer   these  Units  in  the  secondary
  market   at  the  "Public  Offering  Price".  In  no  event  will  the  price offered  by  the  Sponsor  for  the  repurchase  of  Units  be  less than the
  current    Redemption   Value   for   those   Units.   See   "Redemption   of
  Units   by   Trustee"   and   "Comparison   of   Public  Offering  Price  and
  Redemption Value".
            Estimated Current Return and Estimated Long Term Return-
       The   Sponsor   may   from   time   to  time  give  investors  Estimated
  Current   Return   and   Estimated   Long   Term   Return  information,  each
  of   which   give   investors   different   information   about  the  return.
  Estimated   Current   Return  on  a  Unit  represents  annual  cash  receipts
  from   coupon-bearing   debt   obligations  in  the  Trust  (after  estimated
  annual expenses) divided by the Public Offering Price (including the sales charge).
       Unlike   Estimated   Current   Return,   Estimated   Long   Term  Return
  is  a  measure  of  the  estimated  return  to  the  investor earned over the
  estimated   life   of   the   Trust.  Estimated  Long  Term  Return  is  cal-
  culated   using   a   formula   which   (1)  takes  into  consideration,  and
  determines   and   factors   in   the  relative  weightings  of,  the  market
  values,   yields  (which  takes  into  account  the  amortization  of  premi-
  ums   and   the   accretion   of  discounts)  and  estimated  retirements  of
  all  of  the  Securities  in  the  Trust  and  (2)  takes  into  account  the
  expenses    and   maximum   sales   charge   associated   with   each   Unit.
  The   Estimated   Long   Term   Return   calculation   does   not  take  into
  account  certain  delays  in  distributions  of  income  and  the  timing  of
  other   receipts   and   distributions   on   Units  and  may,  depending  on
  maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.
       Both   Estimated   Current   Return   and   Estimated   Long   Term  Re-
  turn   are   subject  to  fluctuation  with  changes  in  Trust  composition, changes  in  market  value  of  the  underlying  Securities  and  changes  in
  fees   and   expenses,   including  sales  charges.  The  size  of  any  dif-
  ference   between   Estimated   Current   Return   and  Estimated  Long  Term
  Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield
  figures   used   to   measure   other  investments,  and,  since  the  return
  figures   are   based  on  certain  assumptions  and  variables,  the  actual returns received by a Unitholder may be higher or lower.
                  ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT
       The  estimated  Net  Annual  Interest  Income  per  Unit  of  the  Trust
  is   computed   by  dividing  the  total  gross  annual  interest  income  to
  the   Trust   by  the  number  of  Units  outstanding  and  then  subtracting the  per  Unit  estimated  annual  fees  and  expenses  of  the  Trustee, the
  Sponsor   and   the   Evaluator   (see   "Essential  Information").  The  es-
  timated   Net   Annual   Interest   Income   per  Unit  will  be  higher  for
  Unitholders   electing   the  semi-annual  interest  distribution  plan  than
  those  electing  the  monthly  plan.  This  is  the  result  of the differing
  expenses   and  fees  of  the  Trustee  in  administering  the  distributions
  of   interest.   See   "Essential  Information"  and  "Distributions  to  Un-
  itholders".
       The   estimated   Net  Annual  Interest  Income  per  Unit  will  change
  whenever   Securities  mature,  are  called  for  redemption,  or  are  sold.
  In   addition,   any   change   in  the  Trustee's  or  Evaluator's  fees  or
  expenses   will   result   in   a   change   in   the  estimated  Net  Annual
  Interest Income per Unit (see "Expenses of the Trust").
                          DISTRIBUTIONS TO UNITHOLDERS
       The   Trustee  will  collect  the  interest  on  the  Securities  as  it
  becomes   payable  (including  all  interest  accrued  and  unpaid  prior  to
  the   Date   of  Deposit  of  the  Securities  and  including  that  part  of proceeds of the sale, liquidation or maturity of any Security which represents accrued interest thereon including interest attributable to
  a   Failed   Security   for   which   no   Replacement   Security   has  been
  obtained   and   including   all   moneys  paid,  if  any,  pursuant  to  the
  Insurance   policy   providing   for   such  payment,  representing  interest
  on  Securities  in  the  Trust)  and  credit  such  interest  to  a  separate
  Interest   Account   created   by  the  Indenture.  All  moneys  received  by
  the  Trustee  from  sources  other  than  interest  will  be  credited  to  a
  separate   Principal  Account.  All  funds  collected  or  received  will  be held by the Trustee in trust without interest to Unitholders as part of the Trust or the Reserve Account referred to below until required to be disbursed in accordance with the provisions of the Indenture.
  Such   funds  will  be  segregated  by  separate  recordation  on  the  Trust
  ledger   of   the  Trustee  so  long  as  such  practice  preserves  a  valid
  preference   under   applicable   law,   or   if   such   preference  is  not
  preserved,   the   Trustee   shall   handle   such   funds   in   such  other
  manner   as   shall   constitute  the  segregation  and  holding  thereof  in
  trust   within   the   meaning   of  the  Investment  Company  Act  of  1940,
  as   the   same   may   be   from   time  to  time  amended.  To  the  extent
  permitted   by   the  Indenture  and  applicable  banking  regulations,  such
  funds   are   available   for   use   by   the  Trustee  pursuant  to  normal
  banking procedures.
       The  Trustee  is  authorized  by  the  Indenture  to  withdraw  from the
  Principal    and/or    Interest   Accounts   such   amounts   as   it   deems
  necessary   to  establish  a  reserve  for  any  taxes  or  other  governmen-
  tal   charges   that   may  be  payable  out  of  the  Trust,  which  amounts
  will   be   deposited   in   a  separate  Reserve  Account.  If  the  Trustee
  determines  that  the  amount  that  is  in  the  Reserve  Account is greater
  than   the   amount   necessary   for   payment   of   any   taxes  or  other
  governmental   charges,   it   will   promptly  deposit  the  excess  in  the
  Account for which it was withdrawn.
       The  settlement  date  for  the  purchase  of  Units  must  occur  on or
  prior   to   the   Record  Date  in  order  for  a  purchaser  to  receive  a distribution on the next Distribution Date. If the settlement date for the purchase of Units occurs after the Record Date, distribution will not occur until the second following Distribution Date.
  Interest Account
       After   deduction   of  the  fees  and  expenses  of  the  Trustees  and
  the Evaluator, the Trustee will distribute on each Distribution Date or shortly thereafter, to Unitholders of record on the preceding Record
  Date,   an   amount   approximately  equal  to  either  one-twelfth  or  one-
  half  of  such  Unitholder's  pro  rata  share  (depending  on  the  plan  of
  distribution   selected)   of  the  estimated  annual  amount  to  be  depos-
  ited   in   the  Interest  Account,  computed  as  of  the  preceding  Record
  Date. However, all Unitholders of record on the initial Record Date will receive the initial interest distribution on the initial Interest Distribution Date. The Trustee's fee and expenses will be higher for monthly interest distributions than for semi-annual interest distribu-
  tions.   Therefore,   the   amount   distributed   per  Unit  to  Unitholders
  electing   the   monthly  plan  will  be  correspondingly  lower  than  under the  semi-annual  plan.  All  interest  distributions  following  the initial
  interest   distribution   will   be   in   approximately  the  amounts  shown
  under   "Essential  Information",  depending  on  the  plan  of  distribution
  selected.   See  "Essential  Information-Plan  of  Distribution"  in  Part  A
  for details on selecting interest distributions.
       Because   the   Securities   in   the  Trust  pay  interest  at  varying
  semi-annual   intervals  and  Units  pay  interest  at  constant  monthly  or semi-annual  intervals,  the  interest  accrued  on  Units  of the Trust will
  be   greater   than   the   amount   available   for  distribution  from  the
  Interest   Account.   The   Trustee  will  distribute  on  each  Distribution
  Date an amount which will be less than the interest accrued to each Unitholder on a Record Date. Pursuant to the Indenture, in order to
  accomodate   regular   interest   distributions,   the   Trust  will  contain
  undistributed    cash   balances.   The   difference   between   the   amount
  accrued   to   each   Unitholder   on   a   Record   Date   and   the  amount
  distributed   on   the  following  Distribution  Date  is  an  asset  of  the
  Unitholder   and   will  be  included  as  part  of  accrued  interest  which will be received in subsequent interest distributions, upon the sale of his Units or, in part, upon the sale, redemption, or maturity of Securities in the Trust.
  Principal Account
       The   Trustee   will   distribute   on   each  semi-annual  Distribution
  Date,  or  shortly  thereafter,  to  Unitholders  of  record on the preceding
  Record   Date,   an   amount  equal  to  such  Unitholder's  pro  rata  share
  of  the  cash  balance,  if  any,  in  the  Principal  Account computed as of
  the   proceeding   Record   Date.   Except   for   monies   used   to  redeem
  tendered   Units,   proceeds   received   upon   the   disposition   of   any
  Securities   subsequent   to  a  Record  Date  and  prior  to  the  following
  semi-annual   Distribution  Date  will  be  held  in  the  Principal  Account
  and   will   not   be  distributed  until  the  next  succeeding  semi-annual
  Distribution   Date.  However,  in  the  event  of  an  early  redemption  of bonds,  sale  of  bonds  upon  the  occurrence  of  events  set  forth  under
  "Supervision   of  Trust  Investments",  or  maturity  of  bonds,  there  may occur  a  special  principal  distribution.  Any  special principal distribu-
  tion   will  be  made  within  60  days  of  such  event  to  Unitholders  of
  record   on   the   Record   Date   selected  therefore  by  the  Trustee  as
  provided   in   the   Indenture.  No  distribution  need  be  made  from  the
  Principal  Account  if  the  cash  balance  therein  is  less  than one-tenth of one per cent of the total principal amount of the Securities on the Date of Deposit.
       Certain  of  the  Bonds  in  the  Trust  are  subject to sinking fund or
  special   redemption  by  their  issuers,  as  set  forth  under  "Redemption
  Features"   on   the   "Schedule   of   Investments".  The  redemption  price
  for  Bonds  in  the  Trust  called  by  an  issuer  pursuant  to sinking fund
  or   special  redemption  is  normally  equal  to  the  principal  amount  of
  such   Bonds,   while   the   redemption   price  for  Bonds  called  at  the
  option   of   the   issuer   may   include  a  redemption  premium.  In  most
  cases   Bonds   are   selected   from   among   Bonds   of  like  series  and
  maturity   either  by  lot  or  by  such  method  as  the  bond  trustee  may adopt.  A  capital  gain  or  loss  may  occur  depending  upon  the price at
  which   a   Bond   called   was   acquired   by  the  Trust  and  the  amount
  received   by   the   Trust   upon   redemption   (see  "Tax  Status  of  the
  Trust").   In   general,  optional  redemption  provisions  are  more  likely
  to   be   exercised  by  an  Issuer  when  the  offering  side  valuation  is greater than par than when offering side valuation is less than par. If future interest rates decline, an issuer of Bonds might find it advantageous to exercise its option to call Bonds prior to maturity even though, in most cases, the Issuer must pay a premium.
  Reinvestment Program
       Distributions   are   made   to   Unitholders  monthly.  The  Unitholder
  has   the   option   of   receiving  the  monthly  interest  interest  and/or
  principal   distribution   or   reinvesting   at   net  asset  value  in  the
  PaineWebber    Tax-Exempt    Income    Fund    (the   "Fund")   an   open-end
  investment   company   registered   under   the   Investment   Company   Act.
  The   Fund's   investment   objective  is  to  provide  high  current  income
  exempt   from  federal  income  tax,  consistent  with  the  preservation  of
  capital   and   liquidity   within   the  Fund's  quality  standards.  Except
  under   unusual  market  conditions,  the  Fund  will  invest  at  least  80%
  of   its  assets  in  municipal  obligations  with  varying  maturities,  the
  interest   from   which,   in   the   opinion   of   bond  counsel  to  their
  respective   issuers,  is  exempt  from  both  federal  income  tax  and  the federal alternative minimum tax. There can be no assurance that the Fund will achieve its objective. For more information about the Fund,
  including   a   prospectus,   Unitholders   should  contact  their  PaineWeb-
  ber   Investment   Executive   or   call   the   Fund's  shareholder  service
  number at 1(800)544-9300.
       To   participate   in   the   Reinvestment   Program,  Unitholders  must
  hold  Units  in  their  own  name,  must  fill  out an application establish-
  ing   an   account   and   notify  the  Trustee  of  the  account  number  at
  least   10   days   before   the   Record  Date.  Elections  may  be  revoked
  upon similar notice.
                                 EXCHANGE OPTION
       Unitholders  may  elect  to  exchange  any  or  all  of  their  Units of this  series  for  units  of  one  or  more  of  any  series  of  PaineWebber
  Municipal    Bond    Fund    First   Series;   PaineWebber   Municipal   Bond
  Fund   Second   Series;   PaineWebber   Municipal   Bond   Fund   Third   Se-
  ries   (the   "PaineWebber   Series");   The   Municipal  Bond  Fund,  Series
  One   through   Series   Forty-Three;   The   Municipal  Bond  Trust,  Series
  Forty-Four   and   subsequent   series   (the   "Multi-State   Series");  The
  Municipal   Bond   Trust,   California   Series   A   and  subsequent  series
  (the   "California  Series");  The  Corporate  Bond  Trust,  Series  One  and
  subsequent    series   (the   "Corporate   Series");   The   Municipal   Bond
  Trust,   Insured   Series   1   and   subsequent  series  (the  "Insured  Se-
  ries");   and   The   PaineWebber   Pathfinders  Trust  Treasury  and  Growth
  Stock   Series   1   and   subsequent   series  (the  "Pathfinders  Series"),
  The    PaineWebber    Federal   Government   Trust,   GNMA   Series   1   and
  subsequent    series    (the    "Federal    Government    Series")   or   the
  PaineWebber   Equity   Trust,   Growth   Stock   Series   1   and  subsequent
  series  (the  "Equity  Trust")  (collectively  referred  to  as the "Exchange
  Trusts")   at  a  Public  Offering  Price  for  the  units  of  the  Exchange
  Trusts   to  be  acquired  based  on  a  reduced  sales  charge  of  $15  per unit.
       The   purpose   of   such   reduced   sales  charge  is  to  permit  the
  Sponsor   to   pass   on   to   the   Unitholder   who   wishes  to  exchange
  Units   the   cost   savings   resulting   from   reductions   in   time  and
  expense   related   to   advice,   financial  planning  and  operational  ex-
  pense   required   for   the   Exchange   Option.  Each  Exchange  Trust  has
  different   investment   objectives,   therefore  a  Unitholder  should  read
  the   prospectus  for  the  applicable  Exchange  Trust  carefully  prior  to exercising  this  option.  Exchange  Trust  having  as  their  objective  the receipt  of  tax  exempt  interest  income  would  not  be  suitable  for tax
  deferred   investment   plans,   such   as   Individual  Retirement  Accounts
  and   a   Unitholder  who  purchased  Units  of  a  series  and  paid  a  per unit  sales  charge  that  was  less  than  the  per unit sales charge of the
  series   of   Exchange   Trusts   into   which  such  Unitholder  desires  to
  exchange,   will   be   allowed  to  exercise  the  Exchange  Option  at  the
  Unit   Offering   Price   plus   the   reduced  sales  charge,  provided  the
  Unitholder   has   held  the  Units  for  at  least  five  months.  Any  such
  Unitholder   who   has   not   held   the  Units  to  be  exchanged  for  the
  five-month   period   will   be   required  to  exchange  them  at  the  Unit
  Offering   Price   plus   a   sales  charge  based  on  the  greater  of  the
  reduced   sales   charge,   or   an   amount  which,  together  with  initial
  sales   charge   paid  in  connection  with  the  acquisition  of  the  Units
  being   exchanged,   equals   the   sales   charge   of  the  series  of  the
  Exchange   Trust   for  which  such  Unitholder  desires  to  exchange  into, determined as of the date of the exchange.
       The   Sponsor   will  permit  exchanges  at  the  reduced  sales  charge
  provided   there   is  a  market  maintained  by  the  Sponsor  in  both  the
  Units of this series and units of the applicable Exchange Trust, and there are units of applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market  for  units  will  in  fact  exist  on  any  given  date  at  which  a
  Unitholder  wishes  to  sell  his  Units  of  this  series  and thus there is
  no   assurance   that   the   Exchange   Option   will   be  available  to  a
  Unitholder.   Exchanges   will   be   effected   in  whole  units  only.  Any
  excess   proceeds   from   Unitholders'   units  being  surrendered  will  be
  returned.   Unitholders   will   be   permitted   to  advance  new  money  in
  order to complete an exchange.
       An   exchange   of   units   pursuant   to   the  Exchange  Option  will
  generally   constitute   a   "taxable   event"   under   the  Code,  i.e.,  a
  Unitholder  will  recognize  a  tax  gain  or  loss  at the time of exchange.
  However,   under   the   position  taken  by  the  Internal  Revenue  Service
  in   Revenue   Ruling   81-204   (relating   to  the  exchange  of  pools  of
  residential   mortgage   loans   by   several   savings   and   loan  associ-
  ations),  an  exchange  of  units  for  units  of any other similar series of
  the   PaineWebber   Municipal  Bond  Trust,  may  not  constitute  a  taxable
  event  if  the  units  exchanged  do  not differ materially either in kind or
  in   extent   from   each  other  or  if  the  exchange  has  no  significant
  economic   or   business  purpose  or  utility  apart  from  the  anticipated
  tax   consequences.   Unitholders  are  advised  to  consult  their  own  tax
  advisors   as   to   the  tax  consequences  of  exchanging  Units  in  their
  particular case.
       The   Sponsor  reserves  the  right  to  modify,  suspend  or  terminate this  plan  at  any  time  without  further  notice  to  Unitholders.  In the
  event   the  Exchange  Option  is  not  available  to  a  Unitholder  at  the
  time   he   wishes  to  exercise  it,  the  Unitholder  will  be  immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To  exercise  the  Exchange  Option,  a  Unitholder  should  notify  the
  Sponsor   of  his  desire  to  exercise  the  Exchange  Opition  and  to  use the  proceeds  from  the  sale  of  his  Units  of  this  series  to purchase
  units   of   one   or   more   of  the  Exchange  Trusts.  If  units  of  the
  applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state
  in   which  the  Unitholder  is  resident,  the  Unitholder  may  select  the series  or  group  of  series  for  which  he  desires  his  investment to be
  exchanged.   The   Unitholder  will  be  provided  with  a  current  prospec-
  tus   or   prospectuses  relating  to  each  series  in  which  he  indicates interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical   to   any  secondary  market  transaction,  i.e.,  units  will  be repurchased  at  a  price  based  on  the  aggregate  bid  price  per Unit of the  securities  in  the  portofolio  of  the  Trust.  Units  of the Exchange
  Trust,   however,  will  be  sold  to  the  Unitholder  at  a  reduced  sales
  charge.   Units   sold  under  the  Exchange  Option  will  be  sold  at  the
  bid   prices  per  unit  of  the  underlying  securities  in  the  particular
  portfolio   involved   plus   a  fixed  charge  of  $15  per  unit.  Exchange
  transactions  will  be  effected  only  in  whole  units;  thus, any proceeds not  used  to  acquire  whole  units  will  be  paid  to the selling Unithol-
  der.
       For   example,  assume  that  a  Unitholder,  who  has  three  units  of a  trust  with  a  current  price  of  $1,030  per  unit  based  on  the  bid
  prices   of  the  underlying  securities,  desires  to  sell  his  units  and
  seeks   to   exchange   the   proceeds   for   units   of   a  series  of  an
  Exchange  Trust  with  a  current  price  of  $890  per  unit  based  on  the bid  prices  of  the  underlying  securities.  In  this  example,  which does
  not   contemplate   rounding   up  to  the  next  highest  number  of  units,
  the   proceeds   from   the   Unitholder's   units   will  aggregate  $3,090.
  Since   only   whole   units   of   an   Exchange   Trust  may  be  purchased
  under   the  Exchange  Option,  the  Unitholder  would  be  able  to  acquire three  units  in  the  Exchange  Trust  for  a  total  cost of $2,715 ($2,670
  for   the   units   and  $45  for  the  sales  charge).  The  remaining  $375
  would be returned to the Unitholder in cash.
                                CONVERSION OPTION
       Owners   of   units  of  any  registered  unit  investment  trust  spon-
  sored  by  others  which  was  initially  offered  at  a  maximum  applicable
  sales   charge  of  at  least  3.0%  (  a  Conversion  Trust)  may  elect  to
  apply   the   cash  proceeds  of  the  sale  or  redemption  of  those  units
  directly   to   acquire   available   units   of  any  Exchange  Trust  at  a
  reduced  sales  charge  of  $15  per  Unit,  per  100  Units  in  the case of
  Exchange   Trusts   having   a  Unit  price  of  approximately  $10,  or  per
  1,000  Units  in  the  case  of  Exchange  Trusts  having  a  Unit  price  of
  approximately   $1,  subject  to  the  terms  and  conditions  applicable  to
  the   Exchange   Option   (except   that  no  secondary  market  is  required
  for   Conversion   Trust   units).   To   exercise  this  option,  the  owner
  should  notify  his  retail  broker.  He  will  be  given  a  prospectus  for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conver-sion Trust. Any dealer other than PaineWebber must certify that the
  purchase   of  units  of  the  Exchange  Trust  is  being  made  pursuant  to and  is  eligible  for  the  Conversion  Option.  The dealer will be entitled
  to   two-thirds   of   the  applicable  reduced  sales  charge.  The  Sponsor
  reserves   the   right   to  modify,  suspend  or  terminate  the  Conversion
  Option   at   any  time  without  further  notice,  including  the  right  to increase  the  reduced  sales  charge  applicable  to  this  option  (but not in  excess  of  $5  more  per  Unit,  per  100  Units  or per 1,000 Units, as
  applicable   than   the   corresponding   fee  then  being  charged  for  the
  Exchange   Option).   For   a  description  of  the  tax  consequences  of  a
  conversion    reference    is   made   to   the   Exchange   Option   section
  herein.
                              EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the
  Trustee's   counsel,   the  Evaluator's  fees  during  the  initial  offering
  period,   advertising   expenses   incurred   in   establishing   the  Trust,
  including   insurance   premiums   for   the   Insurance   to   Maturity  ob-
  tained by the Sponsor and legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The   cost   of   Portfolio  Insurance  on  the  Bonds  covered  thereby
  while  held  in  the  Trust  is  accounted  for  as  an expense of the Trust.
  Any   amount   paid   for   Permanent   Insurance  on  a  Bond  sold  by  the
  Trust  will  be  accounted  for  as  an  offset  to  the  amount  received on the sale.
       For  services  performed  under  the  Indenture,  the  Trustee  will  be paid  by  the  Trust  at  the  rate  set  forth under "Essential Information"
  in   Part   A.   Such   compensation   will  be  computed  monthly  or  semi-
  annually   on   the   basis   of   the   greatest  principal  amount  of  the
  Securities  in  the  Trust  at  any  time  during  the  preceding  monthly or semi-annual  period.  In  no  event  will  the  Trustee  be  paid  less  than
  $2,000   in  any  one  year.  The  Evaluator's  fee  for  each  daily  evalu-
  ation  is  also  set  forth  under  "Essential  Information"  in  Part A. The fees  of  the  Evaluator  will  be  payable  by  the  Trust.  See  "Essential
  Information"   in   Part  A  for  the  estimated  annual  fees  and  expenses
  per Unit under the various optional interest distribution plans.
       The   Trustee's   fees   are  payable  monthly  and  semi-annually,  and
  the  Evaluator's  fees  are  payable  monthly  on  or  before  each Distribu-
  tion   Date   from   the   Interest   Account,   to   the  extent  funds  are
  available,  then  from  the  Principal  Account.  Any  of  such  fees  may be
  increased   without   approval   of   the   Unitholders   by  an  amount  not
  exceeding   a   proportionate   increase   in   the  category  entitled  "All
  Services   Less   Rent"   in  the  Consumer  Price  Index  published  by  the
  United States Department of Labor.
       In addition to the above, the following charges are or may be incurred by the Trust and paid from the Interest Account, or, to the
  extent   funds  are  not  available  in  such  Account,  from  the  Principal
  Account:   (1)   fees   for  the  Trustee  for  extraordinary  services;  (2)
  expenses   of  the  Trustee  (including  legal  and  auditing  expenses)  and
  of   counsel;   (3)   various   governmental   charges;   (4)   expenses  and
  costs of any action taken by the Trustee to protect the Trust and the rights and interest of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful
  misconduct   on   its   part;   and   (6)  expenses  incurred  in  contacting
  Unitholders   upon   termination   of   the  Trust.  The  fees  and  expenses
  set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
       The   accounts   of   the   Trust   shall   be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor.  The  expenses  of  the  audit  shall  be  an  expense  of the Trust. So
  long   as   Sponsor   maintains   a   secondary  market.  Sponsor  will  bear
  any   audit   expense  which  exceeds  $.50  per  Unit.  Unitholders  covered
  by   the   audit   during  the  year  may  receive  a  copy  of  the  audited financials upon request.
                           DESCRIPTION OF CERTIFICATES
       Ownership   of   Units   is   evidenced   by   registered  Certificates,
  executed   by   the   Trustee   and  the  Sponsor,  issued  in  denominations
  of   one   Unit   or   any   integral  multiple  thereof.  A  Unitholder  may
  transfer  his  Certificate  by  presenting  it  to  the  Trustee  at its cor-
  porate   trust   office.  Such  Certificate  must  be  properly  endorsed  or
  accompanied   by   a   written   instrument   or   instruments   of  transfer
  executed   by   the   Unitholder   or   his   duly   authorized  attorney.  A
  Unitholder   may  be  required  to  pay  $2.00  per  Certificate  transferred
  to   cover   the   Trustee's  cost  in  implementing  such  transfer  and  to
  pay   any   tax   or  other  governmental  charge  that  may  be  imposed  in
  connection   with   such   transfer.  The  Trustee  is  required  to  execute
  and   deliver  a  new  Certificate  in  exchange  and  substitution  for  any
  Certificate   mutilated,   destroyed,   stolen  or  lost,  if  and  when  the
  Unitholder   furnishes  the  Trustee  with  proper  identification  and  sat-
  isfactory   indemnity,   and   pays   such   expenses   as  the  Trustee  may
  reasonably incur. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.
                            STATEMENTS TO UNITHOLDERS
       With  each  distribution  from  the  Interest  and  Principal  Accounts,
  the   Trustee   will   furnish  each  Unitholder  with  a  statement  setting
  forth   the   amount   being  distributed  from  each  Account  expressed  as
  a dollar amount per Unit.
       Promptly  after  the  end  of  each  calendar  year,  the  Trustee  will
  furnish   to   each   person  who  at  any  time  during  the  calendar  year
  was a registered Unitholder a statement setting forth:
       1. As to the Interest Account:
       (a) the amount of Interest received on the Securities and the percentage of such amount by states and territories in which the issuers of the Bonds are located;
       (b)   the   amount   paid   from   the   Interest  Account  representing
  accrued interest for any Certificates redeemed;
       (c)   the   deductions   from   the   Interest   Account  for  fees  and
  expenses  of  the  Trustee,  the  Sponsor  and  the  Evaluator  or for other various fees, charges or expenses relating to the Trust;
       (d)   the   deductions  from  the  Interest  Account  for  payment  into the Reserve Account; and
       (e)   the   net   amount   remaining  after  such  payments  and  deduc-
  tions expressed as a total dollar amount outstanding on the last business day of such calendar year.
       2. As to the Principal Account:
       (a) the dates of the redemption, sale or maturity of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account;
       (b)   the   amount   paid   from   the  Principal  Account  representing
  the principal of any Certificates redeemed;
       (c)   the   deductions   from   the   Principal  Account  for  fees  and
  expenses  of  the  Trustee,  the  Sponsor  and  the  Evaluator  or for other various fees, charges or expenses relating to the Trust;
       (d) the deductions from the Principal Account for payment into the Reserve Account; and
       (e)   the   net   amount   remaining  after  such  payments  and  deduc-
  tions expressed as a total dollar amount outstanding on the last business day of such calendar year.
       3. The following information:
       (a) a list of the Securities as of the last business day of such calendar year;
       (b)   the   number  of  Units  outstanding  on  the  last  business  day of such calendar year;
       (c) the Unit Value based on the last evaluation of the Trust made on the last business day during such calendar year; and
       (d)   the   amounts  actually  distributed  during  such  calendar  year from  the  Interest  and  Principal  Account,  separately stated, expressed  both  as  total  dollar  amounts  and  as  dollar  amounts  per
  Unit   outstanding  on  the  Record  Dates  for  such
  distributions.
                         REDEMPTION OF UNITS BY TRUSTEE
       A  Unitholder  who  wishes  to  dispose  of  its  Units  should  inquire
  through   its   broker  as  to  the  current  market  price  for  such  Units prior  to  making  a  tender  for  redemption  to  the  Trustee  in  order to
  determine   if   there   is  a  market  for  Units  in  excess  of  the  then
  current   Redemption   Value   or   Sponsor's  Repurchase  Price.  After  the
  initial offering period the Redemption Value will be the same as the Sponsor's Repurchase Price.
       During   the   period   in  which  the  Sponsor  maintains  a  secondary
  market   for   Units   as   the   Sponsor's  Repurchase  Price,  the  Sponsor
  has   agreed   to   repurchase   any   Unit   presented  for  tender  to  the
  Trustee   for  redemption  no  later  than  the  close  of  business  on  the second business day following such presentation.
       The  Trustee  is  irrevocably  authorized  in its discretion, in lieu of
  redeeming   Units   presented   for   tender  at  the  redemption  value,  to
  sell  such  Units  in  the  over-the-counter  market  for  the  account  of a
  tendering   Unitholder   at  prices  which  will  return  to  the  Unitholder
  amounts   in   cash,   net   after   brokerage  commissions,  transfer  taxes
  and   other   charges,  equal  to  or  in  excess  of  the  Redemption  Value for  such  Units.  In  the  event  of  any  such  sale  the  Trustee will pay
  the   net   proceeds   thereof   to  the  Unitholder  on  the  day  he  would
  otherwise be entitled to receive payment of the Redemption Value.
       One   or   more   Units   represented   by  a  Certificate  may  be  re-
  deemed   at   the  Redemption  Value  upon  tender  of  such  Certificate  to the  Trustee  at  its  corporate  trust  office  in  the  City  of  New York,
  properly    endorsed    or   accompanied   by   a   written   instrument   of
  transfer   in   form  satisfactory  to  the  Trustee,  and  executed  by  the
  Unitholder   or   its  authorized  attorney.  A  Unitholder  may  tender  its
  Units   for   redemption   at   any   time  after  the  settlement  date  for
  purchase, whether or not it has received a definitive Certificate. The Redemption Value per Unit is calculated by dividing the current bid prices  for  the  Securities  in  the  Trust  (see "Evaluation of the Trust")
  plus   any   money  in  the  Principal  Account  other  than  money  required
  to   redeem  tendered  Units,  by  the  number  of  Units  outstanding,  plus
  a   proportionate  share  of  accrued  interest  and  undistributed  interest income  on  the  Securities  determined  to  the  day  of  tender.  There  is no  sales  charge  incurred  when  a  Unitholder  tenders  his  Units  to the
  Trustee   for   redemption.   Subject   to  the  payment  of  any  applicable
  tax   or   governmental   charges,   the   Redemption   Value  of  Units  re-
  deemed   by   the   Trustee   will  be  paid  on  the  seventh  calendar  day
  following   the   day   of   tender.  If  such  day  of  payments  is  not  a
  business   day,   the   Redemption   Value   will   be   paid  on  the  first
  business day prior thereto.
       The  Trustee  may,  in  its  discretion,  and  will  when so directed by
  the   Sponsor,  suspend  the  right  of  redemption,  or  postpone  the  date
  of   payment   of   the  Redemption  Value,  for  more  than  seven  calendar
  days   following   the  day  of  tender  for  any  period  during  which  New
  York   Stock   Exchange,   Inc.   is   closed  other  than  for  weekend  and
  holiday  closings;  or  for  any  period  during  which  the  Securities  and
  Exchange    Commission    determines   that   trading   on   the   New   York
  Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as
  the   Securities   and   Exchange   Commission   may   by  order  permit  for
  the   protection   of   Unitholders.   The  Trustee  is  not  liable  to  any
  person   or   in   any   way  for  any  loss  or  damages  which  may  result
  from any such suspension or postponement.
       Any   amounts   paid   on  the  redemption  representing  interest  will
  be  withdrawn  from  the  Interest  Account  to  the  extent  that  funds are
  available   for   such   purpose.   All  other  amounts  paid  on  redemption
  will   be   withdrawn   from   the   Principal   Account.   The   Trustee  is
  empowered  to  sell  Securities  out  of  the  Portfolio  as  selected by the
  Sponsor   in   order   to   make   funds  available  for  the  redemption  of
  Certificates, and, to the extent Securities are sold for such purpose, the size and diversity of the Trust will be reduced. Such sales may
  be   required  at  a  time  when  Securities  would  not  otherwise  be  sold and  may  result  in  lower  prices  than  might  otherwise  be  realized. In
  addition,   because   of  the  minimum  principal  amount  in  which  securi-
  ties   may   be  required  to  be  sold,  the  proceeds  of  such  sales  may
  exceed   the   amount   necessary   for   payment  of  Units  redeemed.  Such
  excess proceeds will be distributed pro rata to all remaining Unithol-ders of record.
                             EVALUATION OF THE TRUST
       The   Evaluator   is  Kenny Information Systems, a  Division  of
  J.J. Kenny Co., Inc.,   65   Broadway,   New   York,   New
  York 10006.
       The   value  of  the  Trust  is  computed  as  of  the  Evaluation  Time
  shown   under   "Essential   Information"   (1)   on   each   June   30   and
  December   31   (or  at  last  business  day  prior  thereto),  (2)  on  each
  business   day   as  long  as  the  Sponsor  is  maintaining  a  bid  in  the
  secondary   market,   (3)   on  the  day  which  any  Unit  is  tendered  for
  redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding:
       1. The aggregate value of Securities in the Trust, as determined by the Evaluator:
       (a) on the basis of current bid prices for the Securities;
       (b) on the basis of current bid prices for comparable bonds, if bid prices are not available for any of the Securities;
       (c) by determining the value of the Securities on the bid side of the market by appraisal; or
       (d) by any combination of the above.
       2. Money on hand in the Trust, other than money deposited to purchase Securities or money credited to the Principal Account which is required to redeem tendered Units; and
       3. Accrued but unpaid interest on the Securities at the close of business on the date of such Evaluation.
       The   Trustee   will   deduct   from   the   resulting  figure:  amounts
  representing   any   applicable   taxes   or   governmental  charges  payable
  by  the  Trust  for  the  purpose  of  making  an  addition  to  the  Reserve
  Account;   amounts   representing   estimated   accrued   expenses   of   the
  Trust;   amounts  representing  unpaid  fees  of  the  Trustee,  the  Sponsor and  the  Evaluator;  and  cash  held  for  distribution  to  Unitholders  of
  record   as   of  the  business  day  prior  to  the  Evaluation  being  made on the days or dates set forth above.
       For  the  purpose  of  the  redemption  of  Units,  the  value  per Unit
  is   computed   by   the   Trustee  by  dividing  the  result  of  the  above
  computation   by   the   total  number  of  Units  outstanding  on  the  date
  of such Evaluation.
       The   Evaluator's  evaluation  of  the  Securities  takes  into  account
  Insurance to Maturity insurance policies in respect of those Securi-ties and the rating assigned to those Securities as a result of such
  insurance.   Insurance   to   Maturity   determined   the   quality   of  the
  insurance   issued   by  each  insurer,  and  then  compared  the  Securities
  to   other   securities   which  had  comparable  insurance  and  which  were
  of   comparable   quality.  In  addition,  in  the  case  of  Securities  not
  insured   when   acquired   by   the   Sponsor   and  which  are  insured  by
  Portfolio   Insurance,   the   Evaluator  has  attributed  no  value  to  the
  Portfolio   Insurance.   Bonds   rated   below   investment   grade  and  in-
  sured  by  Portfolio  Insurance  will  be  valued  at  the greater of (i) the
  market   value   of  such  Securities  with  Permanent  Insurance  (less  the
  Permanent   Insurance   Premium   therefor)  or  (ii)  the  market  value  of
  such   Securities   uninsured.  In  addition,  the  Evaluator  will  consider
  the  ability  of  Financial  Guaranty  to  meet  its  commitments  under  the
  Portfolio   Insurance,  including  the  ability  to  issue  Permanent  Insur-
  ance.  It  is  the  position  of  the  Sponsor  that this is a fair method of
  valuing   the   Securities   and   reflects  a  proper  valuation  method  in
  accordance   with   the   provisions   of   the  Investment  Company  Act  of
  1940.
               COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
                                      VALUE
       While   the   Public   Offering   Price  of  Units  during  the  initial
  offering   period  is  determined  on  the  basis  of  the  current  offering prices  of  the  Securities,  the  Public  Offering  Price  of  Units  in the
  secondary   market   and   the   Redemption   Value   is  determined  on  the
  basis of the current bid prices of such Securities. On the business day prior to the Date of Deposit, the Public Offering Price per Unit
  (which   figure   includes   the   sales   charge)  exceeded  the  Redemption
  Value    by   the   amount   shown   under   "Essential   Information".   The
  difference  between  the  bid  and  offering  prices  of  the  Securities  is
  expected   to   average   1   1/2%   to   2%   of   principal   amount.  This
  difference   may   vary   between   3%   or  more  of  principal  amount  for
  inactively traded Securities and as little as 1/2 of 1% for actively traded Securities. For this reason and others, including the fact that
  the   Public   Offering   Price   includes   the  sales  charge,  the  amount
  realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
                        SUPERVISION OF TRUST INVESTMENTS
       The   acquisition  by  the  Trust  of  any  securities  other  than  the
  Securities  initially  deposited  (except  for  the  limited right to replace securities  in  the  case  of  a  fail.  Replacement  Securities  as provided
  herein)   is  prohibited  by  the  Indenture.  The  Sponsor  may  direct  the
  Trustee   to   sell   and  to  liquidate  any  of  the  Securities  upon  the
  happening of any of the following events:
       1.  Default  by  an  issuer  in  the payment of principal of or interest
  on   such   Securities,   or   any  other  outstanding  obligations  of  such
  issuer,   when   due   and   payable  and  such  payment  is  not  guaranteed
  by   a  valid  Insurance  policy  which,  in  the  opinion  of  the  Sponsor, will provide adequate payment;
       2. Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Securities or attacking their validity;
       3.   A   breach   of  a  covenant  or  warranty  which  could  adversely
  affect the payment of debt service on the Securities;
       4. In the case of revenue bonds, if the revenues, based upon official reports, fall substantially below the estimated revenues calculated  to  be  necessary  to  pay  principal  of and interest on the
  Bonds;
       5.   A  decline  in  market  price,  or  such  other  market  or  credit factor,  as  in  the  opinion  of  the  Sponsor  would  make retention of any of the Securities detrimental to the Unitholders; or
       6. In the event that any of the Bonds are the subject of an advance refunding.
       It is not anticipated or expected that disposal of any of the Bonds in the Trust for the reason described in (1) above will occur as  long  as  the  Bonds  are  insured.  The  Trustee  will  not be liable or
  responsible   in  any  way  for  depreciation  or  loss  incurred  by  reason of any sale made by it either pursuant to a direction of the Sponsor or by reason of a failure of the Sponsor to give any such direction.
       The   Sponsor  is  required  to  instruct  the  Trustee  to  reject  any
  offer   made   by   an   Issuer   of   any   of   the   Bonds  to  issue  new
  obligations   in   exchange  and  substitution  for  the  Bonds  pursuant  to
  a   refunding   or  refinancing  plan;  however,  the  Sponsor  may  instruct the  Trustee  to  accept  or  reject  such  an  offer  or  to  take any other
  action   with   respect   thereto   as   the  Sponsor  deems  proper  if  the
  Issuer is in default with respect to the Securities or the Issuer will, in the written opinion of the Sponsor, probably default with respect to the Bonds in the reasonably foreseeable future.
       Any  obligations  received  by  the  Trust  in  the  event  of  such  an
  exchange   or   substitution  will  be  held  by  the  Trustee  and  will  be
  subject   to   the  terms  and  conditions  of  the  Indenture  to  the  same extent  as  the  Securities  originally  deposited.  Within  five  days after
  any   exchange   and   deposit,   notice  of  such  will  be  mailed  by  the
  Trustee to each registered Unitholder, which identifies the Securities eliminated and the Securities substituted.
                           ADMINISTRATION OF THE TRUST
       Records   and   Accounts.   Pursuant   to  the  Indenture,  the  Trustee
  is   required   to   keep  proper  books  or  records  and  accounts  of  all
  transactions  relating  to  the  Trust  at  its  office.  Such  records  will
  include   the   name   and  address  of  every  Unitholder,  a  list  of  the
  Certificate   numbers   and   the   number   of  Units  of  each  Certificate
  issued   to   Unitholders.   The   Trustee   is   also  required  to  keep  a
  certified copy or duplicate original of the Indenture and current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder during usual business hours.
       The Trustee is required to make annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation.
       Successor   Trustee.   Under  the  Indenture,  the  Trustee  may  resign
  and  be  discharged  of  the  trust  created  by  the  Indenture  by  execut-
  ing  a  notice  of  resignation  in  writing  and filing it with the Sponsor.
  The   resigning   Trustee   must   also   mail   a  copy  of  the  notice  of
  resignation   to  all  Unitholders  then  on  record,  not  less  than  sixty days  before  the  effective  resignation  date  specified  in  such  notice.
  Such   resignation  will  become  effective  only  upon  the  appointment  of
  that   acceptance   of  the  Trust  by  a  successor  Trustee.  The  Sponsor,
  upon receiving notice of such registration, is obligated to appoint a successor Trustee promptly.
       If  within  thirty  days  after  notice  of  resignation  has  been  re-
  ceived   by   the   Sponsor,   no   successor   Trustee  has  been  appointed
  or,   if   appointed,   has  not  accepted  the  appointment,  the  resigning
  Trustee   may   apply   to   a   court  of  competent  jurisdiction  for  the
  appointment   of   a   successor.  In  case  the  Trustee  becomes  incapable
  of  acting  as  such  or  is  adjudged  a  bankrupt  or  is taken over by any
  public   authority,   the   Sponsor   may   discharge  the  Trustee  and  ap-
  point   a   successor  Trustee  as  provided  in  the  Indenture.  Notice  of
  such   discharge   and   appointment  shall  be  mailed  to  each  Unitholder
  by the Sponsor.
       Upon   a   successor   Trustee's   execution  of  a  written  acceptance
  of   an  appointment  as  Trustee  for  the  Trust,  such  successor  Trustee
  will   become   vested   with   all   the  rights,  powers,  duties  and  ob-
  ligations of the original Trustee.
       A   successor   Trustee  is  required  to  be  a  corporation  organized
  and   doing  business  under  the  laws  of  the  United  States  or  of  the
  State   of   New   York;  to  be  authorized  under  such  laws  to  exercise
  corporate   trust  powers;  to  have  at  all  times  an  aggregate  capital,
  surplus   and   undivided   profit  of  not  less  than  $5,000,000;  and  to
  have its principal office in New York City.
       Successor   Sponsor.   If   at  any  time  the  Sponsor  shall  fail  to
  undertake   or   perform   or   become   incapable  of  undertaking  or  per-
  forming  any  of  the  duties  which  by  the  terms  of  the  Indenture  are
  required   of   it   to  be  undertaken  or  performed,  or  if  the  Sponsor
  resigns,   the   Trustee   may   either   appoint   a  successor  Sponsor  or
  Sponsors  as  will  be  satisfactory  to  the  Trustee  or  it  may terminate
  the   Indenture   and   liquidate   the  Trust.  Any  successor  Sponsor  may
  be compensated at rates deemed by the Trustee to be reasonable.
       The  dissolution  of  the  Sponsor  or  its  ceasing to exist as a legal
  entity   from,   or   for,   any   cause   whatsoever   will  not  cause  the
  termination   of   the   Indenture  of  the  Trust  unless  the  Trust  deems
  termination to be in the best interests of Unitholders.
       Successor    Evaluator.   The   Evaluator   may   resign   or   may   be
  removed   by   the   Sponsor   or  the  Trustee,  and  the  Sponsor  and  the
  Trustee   are   to   use   their  best  efforts  to  appoint  a  satisfactory
  successor.   Such   resignation   or   removal  will  become  effective  upon
  the   acceptance   of   appointment   by   a  successor  Evaluator.  If  upon
  resignation   of   the   Evaluator  no  successor  has  accepted  appointment
  within   thirty   days   after  notice  of  resignation,  the  Evaluator  may
  apply  to  a  court  of  competent  jurisdiction  for  the  appointment  of a
  successor.   Notice   of   such   registration  or  removal  and  appointment
  will be mailed by the Trustee to each Unitholder.
                            LIMITATION OF LIABILITIES
       The   Sponsor.   The  Indenture  provides  that  the  Sponsor  will  not
  be  liable  to  the  Trustee,  the  Trust  or  to  the Unitholders for taking
  any   action   or  for  refraining  from  taking  any  action  made  in  good faith or for errors in judgment, but will be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The  Trustee.  The  Indenture  provides  that  the  Trustee  will not be
  liable   for  any  action  taken  in  good  faith  in  reliance  on  properly
  executed   documents   or  for  the  disposition  of  moneys,  Securities  or
  Certificates, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will no be liable for any such action taken by it in good faith. The Trustee will not be
  personally   liable   for   any   taxes   or   other   governmental   charges
  imposed   upon  or  in  respect  to  the  Securities  or  upon  the  interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under a present or future law of the United States of America or of any other taxing authority
  having   jurisdiction.   In  addition,  the  Indenture  contains  other  cus-
  tomary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without negligence, bad faith or willful misconduct on
  its   part,   arising  out  of  or  in  connection  with  its  acceptance  or
  administration   of   the   Trust,   including   the   costs   and   expenses
  (including   counsel   fees)   of  defending  itself  against  any  claim  of
  liability.
       The   Evaluator.   The   Trustee,   Sponsor  and  Unitholders  may  rely
  on   any   evaluation   furnished   by   the   Evaluator  and  will  have  no
  responsibility   for  the  accuracy  thereof.  The  Indenture  provides  that the  determinations  made  by  the  Evaluator  will  be  made  in  good faith
  upon   the   basis   of  the  best  information  available  to  it  provided,
  however,  that  the  Evaluator  will  be  under  no liability to the Trustee,
  Sponsor   or   Unitholders  for  errors  in  judgment,  but  will  be  liable
  only   for  its  gross  negligence,  lack  of  good  faith  or  willful  mis-
  conduct.
                           AMENDMENT OF THE INDENTURE
       The   Indenture   may   be   amended   by  the  Trustee  and  the  Spon-
  sor   without   the   consent   of   any  of  the  Unitholders  to  cure  any
  ambiguity   or   to   correct  or  supplement  any  provision  which  may  be
  defective   or  inconsistent  or  to  make  such  other  provisions  as  will not adversely affect the interest of the Unitholders; provided, how-ever, that after the deposit of the Securities the Indenture may not
  be   amended   to   increase   the  number  of  Units  issued  thereunder  or
  to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for
  the   Securities.  The  Trustee  will  promptly  notify  Unitholders  of  the substance of any such amendment.
                              RIGHT OF UNITHOLDERS
       A   Unitholder   may   at   any  time  tender  his  Certificate  to  the
  Trustee for redemption.
       The   death  or  incapacity  of  any  Unitholder  will  not  operate  to terminate  the  Trust  nor  entitle  his  legal  representatives  or heirs to
  claim   an  accounting  or  to  take  any  action  proceeding  in  any  court for a partition of winding up of the Trust.
       No  Unitholder  will  have  the  right  to  vote  concerning  the Trust,
  except   with   respect   to  termination,  or  in  any  manner  control  the
  operation   and   management   of   the   Trust,  nor  shall  any  Unitholder
  ever be liable to any other person by reason of any action taken by the Sponsor or the Trustee.
                            TERMINATION OF THE TRUST
       The   Indenture   provides  that  the  Trust  will  terminate  upon  the
  maturity,   redemption,  sale  or  other  disposition  of  the  last  of  the
  Securities held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the par value of  the  Securities  originally  deposited  in  the  Trust,  the  Trustee may in its discretion, and will when so directed by the Sponsor, termi-nate the Trust. The Trust may also be terminated at any time by the
  written   consent  of  100%  of  the  Certficateholders  or  by  the  Trustee
  upon   the   resignation   or   removal   of   the  Sponsor  if  the  Trustee
  determines  termination  to  be  in  the  best  interest  of the Unitholders.
  In   no   event  will  the  Trust  continue  beyond  the  Mandatory  Termina-
  tion Date. Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to
  the   Principal   Account   and   the  Interest  Account.  The  Trustee  will
  then,   after   deduction   of  any  fees  and  expenses  of  the  Trust  and
  payment   into   Reserve   Account  of  any  amount  required  for  taxes  or
  other   governmental   charges   that   may   be   payable   by   the  Trust,
  distribute to each Unitholder, upon surrender for cancellation of this Certificate after due notice of such termination, such Unitholders pro
  rata   share   in   the   Interest   and  Principal  Accounts.  The  sale  of
  securities   in   the   Trust   upon   termination  may  result  in  a  lower
  amount   than   might   otherwise   be   realized   if  such  sale  were  not
  required   at   such   time.  For  this  reason,  among  others,  the  amount
  realized   by   a   Unitholder   upon   termination  may  be  less  than  the
  principal   amount   of   Securities   represented   by  the  Units  held  by
  such Unitholder.
                                     SPONSOR
       The   Sponsor,   PaineWebber   Incorporated,   is   a   corporation  or-
  ganized  under  the  laws  of  the  State  of  Delaware.  The  Sponsor  is  a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other
  major   securities   and   commodities   exchanges   and   is   a  member  of
  the   National  Association  of  Securities  Dealers,  Inc.  The  Sponsor  is
  engaged   in   a   security   and   commodity   brokerage  business  as  well
  as   underwriting   and  distributing  new  issues.  The  Sponsor  also  acts
  as   a   dealer   in   unlisted   securities  and  municipal  bonds  and,  in
  addition   to  participating  as  a  member  of  various  selling  groups  or
  as   agent   of   other  investment  companies,  executes  orders  on  behalf
  of   investment  companies  for  the  purchase  and  sale  of  securities  of
  such   companies   and   sells   securities   to   such   companies   in  its
  capacity as a broker or dealer in securities.
                                  LEGAL OPINION
       The   legality  of  the  Units  offered  hereby  has  been  passed  upon
  by   Orrick,   Herrington  &  Sutcliffe,  666 Fifth  Avenue,  New  York,
  New York, as counsel for the Sponsor.
                              INDEPENDENT AUDITORS
       The   financial  statements,  including  the  schedule  of  investments, of  the  Trust  included  in  Part  A  of  this  Prospectus have been audited
  by    Ernst    &    Young LLP, independent
  auditors,    for  the  period  indicated  in  their  report
  appearing   herein.   The   financial   statements   audited   by   Ernst   &
  Young LLP   have   been  included  in  reliance  on
  their  report  given  on  their  authority  as  experts  in  accounting  and auditing.
                                  BOND RATINGS*
       NR--Securities which, while not rated by Standard & Poor's or Moody's have been determined by the trusts sponsor to be of investment grade quality. Standard & Poor's Corporation
       A   Standard   &   Poor's  corporate  or  municipal  bond  rating  is  a
  current   assessment   of   the   creditworthiness   of   an   obligor   with
  respect  to  a  specific  debt  obligation.  The  assessment  of creditworth-
  less   may   take   into   consideration   obligors   such   as   guarantors,
  insurers or lessees.
       The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.
       The   ratings   are   based   on   current   information   furnished  to
  Standard   &   Poor's   by   the   Issuer   and   obtained   by   Standard  &
  Poor's  from  other  sources  it  considers  reliable.  The  ratings  may  be
  changed,   suspended   or   withdrawn   as   a   result  of  changes  in,  or
  unavailability of, such information.
       The   ratings   are   based,   in  varying  degrees,  on  the  following
  considerations:
       I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation
       II. Nature of and provisions of the obligation
       III.  Protection  afforded  by,  and  relative  position of, the obliga-
  tion   in   event   of   bankruptcy,   reorganization  or  other  arrangement
  under   the   laws   of   bankruptcy  and  other  laws  affecting  creditors'
  rights.
       AAA  -  This  is  the  highest  rating  assigned  by  Standard  & Poor's
  to   a  debt  obligation  and  indicates  an  extremely  strong  capacity  to pay principal and interest.
       AA   -   Bonds   rated   AA  also  have  quality  as  high-quality  debt
  obligations.   Capacity  to  pay  principal  and  interest  is  very  strong, and in the majority of instances they differ from AAA issuers only in small degree.
       A  -  Bonds  rated  A  have  a  strong  capacity  to  pay  principal and
  interest,    although   they   are   somewhat   more   susceptible   to   the
  adverse   effects   of   changes   in   circumstances   and   economic   con-
  ditions.
       BBB   -   Bonds   rated   BBB   are   regarded  as  having  an  adequate
  capacity  to  pay  principal  and  interest.  Whereas  they  normally exhibit
  adequate    protection    parameters,    adverse   economic   conditions   or
  changing   circumstances   are   more   likely   to   lead   to   a  weakened
  capacity   to   pay  principal  and  interest  for  bonds  in  this  category than for bonds in the A category.
       Plus   (+)   or  Minus  (-):To  provide  more  detailed  indications  of
  credit   quality,   the  ratings  from  "AA"  to  "BB"  may  be  modified  by
  the   addition   of   a   plus  or  minus  sign  to  show  relative  standing
  within the major rating categories.
       Provisional   Ratings:The   letter  "p"  following  a  rating  indicates
  the  rating  is  provisional.  A  provisional  rating  assumes  the  success-
  ful  completion  of  the  project  being  financed  by  the  issuance  of the
  bonds   being   rated   and   indicates   that   payment   of   debt  service
  requirements   is   largely   or   entirely  dependent  upon  the  successful
  and   timely   completion   of  the  project.  This  rating,  however,  while
  addressing   credit   quality   subsequent   to  completion,  makes  no  com-
  ment  on  the  likelihood  of,  or  the risk of default upon failure of, such
  completion.   Accordingly,   the  investor  should  exercise  his  own  judg-
  ment with respect to such likelihood and risk.
  Moody's Investor Service, Inc.
       A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:
       Aaa  -  Bonds  which  are  rated  Aaa  are  judged  to  be  of  the best
  quality.   They  carry  the  smallest  degree  of  investment  risk  and  are generally  referred  to  as  "gilt  edge".  Interest  payments  are protected
  by   a   large  or  by  an  exceptionally  stable  margin  and  principal  is
  secure.   While  the  various  protective  elements  are  likely  to  change,
  such   changes  as  can  be  visualized  are  most  unlikely  to  impair  the fundamentally strong position of such issues.
       Aa  -  Bonds  which  are  rated  Aa  are  judged  to  be of high quality
  by   all   standards.   Together  with  the  Aaa  group  they  comprise  what
  are  generally  known  as  high  grade  bonds.  They  are  rated  lower  than
  the   best   bonds  because  margins  of  protection  may  not  be  as  large as  in  Aaa  securities  or  fluctuation  of  protective  elements  may be of
  greater   amplitude   or   there   may   be   other  elements  present  which
  make    the   long-term   risk   appear   somewhat   larger   than   in   Aaa
  securities.
       A   -   Bonds   which   are  rated  A  possess  many  favorable  invest-
  ment   attributes   and   are   to   be  considered  as  upper  medium  grade
  obligations.   Factors   giving   security  to  principal  and  interest  are
  considered   adequate,   but   elements   may  be  present  which  suggest  a
  susceptibility to impairment sometime in the future.
       BAA   -   Bonds   which   are   rated   BAA  are  considered  as  medium
  grade  obligations;  i.e.,  they  are  neither  highly  protected  nor poorly
  secured.   Interest   payments   and   principal   security  appear  adequate
  for   the   present  but  certain  protective  elements  may  be  lacking  or
  may   be  characteristically  unreliable  over  any  great  length  of  time.
  Such   bonds   lack   outstanding  investment  characteristics  and  in  fact
  have speculative characteristics as well.
       Rating   symbols  may  include  numerical  modifiers  1,  2  or  3.  The
  numerical   modifier  1  indicates  that  the  security  ranks  at  the  high end,  2  in  the  mid-range,  and  3  nearer  the  low  end  of  the  generic category. These modifiers of rating symbols, Aa, A and Baa, are to give investors a more precise indication of relative debt quality in each of the historically defined categories.
       *As described by Standard & Poor's Corporation.
       Conditional  ratings,  indicated  by  "Con",  are  given  to  bonds  for
  which   the   security   depends   upon   the   completion  of  some  act  on
  the   fulfillment   of  some  condition.  These  are  bonds  secured  by  (a)
  earnings   of   projects   under   construction,  (b)  earnings  of  projects
  unseasoned   in   operating   experience,   (c)   rentals  which  begin  when
  facilities   are   completed,   or   (d)   payments   to   which  some  other
  limiting   condition   attaches.  A  parenthetical  rating  denotes  probable
  credit   stature   upon   completion   of   construction  or  elimination  of
  basis of condition.
       The   following   summarizes   the   applicable   designations  used  by
  Moody's for short-term notes and short-term loans:
       MIG1  -  Loans  bearing  this  designation  are  of  the  best  quality,
  enjoying   strong  protection  from  established  cash  flows  of  funds  for
  their   servicing   or   from  established  and  broad-based  access  to  the
  market for refinancing, or both.
       MIG2  -  Loans  bearing  this  designation  are  of  high  quality, with
  margins   of  protection  ample  although  not  so  large  as  the  preceding group.
  Description of Rating of Units*
       A   Standard   &   Poor's  Corporation's  rating  on  the  units  of  an
  investment  trust  (hereinafter  referred  to  collectively  as  "units"  and
  "fund")   is   current   assessment   of  creditworthiness  with  respect  to
  the   investments   held   by   such   fund.   The   assessment   takes  into
  consideration   the   financial   capacity   of   the   Issuers  and  of  any
  guarantors,   issuers,   lessees,   or   mortgagors   with  respect  to  such
  investments.   The   assessment,   however,   does   not  take  into  account
  the  extent  to  which  fund  expenses  or  Portfolio  asset  sales  for less
  than   the  Fund's  purchase  price  will  reduce  payment  to  the  Unithol-
  der  of  the  interest  and  principal  required  to be paid on the Portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold Units, inasmuch as the rating does not comment as to market price of the Units or suitability for a particular investor.
       Funds   rated   "AAA"  are  composed  exclusively  of  assets  that  are
  rated   "AAA",   by   Standard   &   Poor's   or  have,  in  the  opinion  of
  Standard   &   Poor's,  credit  characteristics  comparable  to  assets  that
  are   rated   "AAA",   or   certain   short-term   investments.   Standard  &
  Poor's   defines   its   "AAA"   rating   for  such  assets  as  the  highest
  rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong. Funds which are
  composed   of   assets   that   are   rated   below   "AAA"   by  Standard  &
  Poor's   Corporation   do   not   carry   a  Standard  &  Poor's  Corporation
  rating on their Units.
       *As described by Standard & Poor's Corporation.
                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered
          EX-27       Financial Data Schedule
          EX-99.C2    Consent of Kenny Information Systems
          EX-99.C2    Consent of Standard & Poor's Corporation
          EX-99.C1    Consent of Independent Auditors
                                   FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements
                  incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The Municipal Bond Trust, Series 214 and The Municipal
  Bond Trust California Insured Series 6A certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the
  State of New York on the 8th day of December, 1995.
                      THE MUNICIPAL BOND TRUST, SERIES 214
                  AND THE MUNICIPAL BOND TRUST CALIFORNIA INSURED SERIES 6A
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this
  Registration Statement has been signed on behalf of PaineWebber
  Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 8th day of December, 1995.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.